FILE NOS. 33-12947
811-5079

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 30
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 31
(Check appropriate box or boxes)

JOHN HANCOCK TAX-EXEMPT SERIES FUND
(Exact Name of Registrant as Specified in Charter)

601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)

Registrant's Telephone Number including Area Code
(617) 663-4324

ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 1, 2008 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

PROSPECTUS 1–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Tax-Free Income Fund

Fund summary	Fund details	Your account

A concise look at the fund’s investment	More about topics covered in the sum-	How to place an order to buy, sell or
goal, its main strategies and main	mary section, including descriptions of	exchange fund shares, as well as infor-
risks, its past performance and the	the various risk factors that investors	mation about the fund’s business policies
costs of investing.	should understand before investing.	and any distributions it may pay.

2 New York Tax-Free Income Fund	4 Risks of investing	8	Choosing a share class
	4 Who’s who	8	How sales charges are calculated
	6 Financial highlights	9	Sales charge reductions and waivers
		10	Opening an account
		11	Buying shares
		12	Selling shares
		14	Transaction policies
		16	Dividends and account policies
		16	Additional investor services
For more information See back cover

Fund summary

John Hancock
New York Tax-Free Income Fund

Class / Ticker      A JHNYX          B JNTRX              C JNYCX

Goal and strategy

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

Investments	Relevant limits/policies

Bonds exempt from federal and New York state	Normally at least 80% of net assets plus amounts
and city personal income tax	borrowed for investment; most are investment
grade when purchased

Bonds that are exempt from federal and New	Limited to 33% of net assets
York state and city personal income tax and
that have ratings as low as BB/Ba or are the
unrated equivalent


The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the adviser or subadviser determines a sale is in the fund’s best interest. The fund is non-diversified and may invest more than 5% of net assets in securities of any given issuer. The fund may make limited investments in certain derivatives (contracts whose value is based on indexes or other securities), generally for use in managing interest rate risk.

The fund’s investment management team looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The team uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the team favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The team also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors.

In unusual circumstances, the fund can invest more than 20% of net assets in taxable investment-grade short-term securities as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

Day-to-day investment management


MFC Global Investment Management (U.S.), LLC

• Founded in 1979, currently manages more than $33.4 billion (as of 9-30-07)

• Subsidiary of John Hancock Financial Services, Inc.

• Supervised by the adviser, John Hancock Advisers, LLC


For more about the adviser, subadviser and team members, see pages 4 and 5.

About bonds

A bond is essentially a loan. In buying a bond, the fund is lending money to the bond’s issuer. In return, the issuer pays interest to the fund.

Municipal bonds are issued by, or under the authority of, a municipal issuer, such as a city, a state or a governmental authority. The interest paid by municipal bonds is generally tax free out of recognition that the money is being borrowed for civic purposes.

Bonds with ratings below BBB/Baa are sometimes called “junk bonds.” The junk bond category spans a wide range of creditworthiness. Bonds at the higher end of the junk spectrum can be very close to investment grade.

Main risks


The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below, in alphabetical order. Before investing, be sure to read additional information on these and other risks on page 4.

Credit risk Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher-quality bonds.

Derivatives risk Investing in derivatives can magnify losses incurred by the underlying assets.

Interest rate risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

Non-diversification risk Investing heavily in any one issuer increases exposure to losses in the issuer’s securities.

State-specific risk Because the fund invests mainly in bonds from a single state, its performance is affected by local, state and regional factors.


Who may want to invest

This fund may be appropriate for investors who:

• are subject to federal and New York personal income tax

• seek regular monthly income • want to lower their tax burden

This fund may NOT be appropriate if you:

• are not subject to a high level of federal or New York taxes

• want an investment whose income is completely free from AMT liability

• are investing through a tax-deferred retirement account, such as an IRA

• are investing for maximum return over a long time horizon

2



Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-06				04-01-99
Class A before tax	–0.01	4.07	4.78	—
After tax on distributions	–0.01	4.07	4.75	—
After tax on distributions, with sale	1.42	4.11	4.76	—
Class B before tax	–1.05	3.97	4.67	—
Class C before tax [1]	2.95	4.31	—	4.00
Lehman Brothers Municipal Bond Index	4.84	5.53	5.76	5.30

Investor costs
Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage
of purchase price	4.50	—	—
Maximum deferred sales charge (load) as a percentage
of purchase or redemption price, whichever is less	— [2]	5.00	1.00
Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.23	0.23	0.23
Total fund operating expenses	1.03	1.73	1.73

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept
1 Year	550	676	176	276	176
3 Years	763	845	545	545	545
5 Years	993	1,139	939	939	939
10 Years	1,653	1,856	1,856	2,041	2,041

Calendar year total returns


These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.


Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Lehman Brothers Municipal Bond Index

An unmanaged index of municipal bonds.

1 Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

2 Except on investments of $1 million or more; see page 9.

New York Tax-Free Income Fund – Fund summary 3

Fund details

Risks of investing


Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).



Main risks


Credit risk


Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher quality bonds. A bond’s credit rating is a reflection of an independent rating agency’s assessment of the issuer’s ability to make timely payments of principal and interest. An agency may lower the rating of a bond if it believes the issuer’s creditworthiness has become weaker. This may occur for reasons related to the overall bond market, the issuer’s industry or sector, the issuer itself or the structure of the bond.


Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, a fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When a fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Interest rate risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. Bonds with higher credit quality also tend to be more sensitive to interest rate risk than medium- or lower-quality bonds.



Management risk


A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Municipal bond risk

With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Non-diversification risk

When a fund invests a significant portion of assets in any one issuer, it will become more sensitive to the specific risks of that issuer. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform diversified municipal bond funds, or the fund’s benchmark.

State-specific risk

Because the fund invests mainly in bonds from a single state, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the fund’s holdings.



Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.


Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees


Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. With 60 days’ notice to shareholders, the trustees can change the fund’s name without shareholder approval.


Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805


Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of September 30, 2007, John Hancock Advisers, LLC managed approximately $33 billion in assets. During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.61% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for their approval of this fee, the investment advisory agreement overall and the fund’s subadvisory agreement are discussed in the fund’s August 31, 2007 annual report.


4

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
(formerly Sovereign Asset Management LLC)
101 Huntington Avenue Boston, MA 02199

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Frank A. Lucibella, CFA

• On fund team from 1988–2002 and from 2005 to present

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (8/2005–12/2005)

• Former senior fixed-income trader, Columbia Management Group (2002–2005)

• Former second vice president, John Hancock Advisers (1988–2002)

• Began business career in 1982

Dianne M. Sales, CFA

• Joined fund team in 1995

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (1989–2005)

• Began business career in 1984

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

New York Tax-Free Income Fund – Fund details 5

Financial highlights


These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.


Class A Shares
Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07

Net asset value, beginning of period		$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[1]		0.56	0.54	0.52	0.52	0.52
Net realized and unrealized gain (loss) on investments		(0.38)	0.36	0.15	(0.21)	(0.37)
Total from investment operations		0.18	0.90	0.67	0.31	0.15
Less distributions
From net investment income		(0.56)	(0.54)	(0.52)	(0.52)	(0.52)
Net asset value, end of period		$12.10	$12.46	$12.61	$12.40	$12.03
Total return[2] (%)		1.43[3]	7.54[3]	5.50	2.54[3]	1.18[3]

Ratios and supplemental data

Net assets, end of period (in millions)		$46	$44	$44	$43	$40
Ratio of net expenses to average net assets (%)		1.00	1.01	1.06	1.03	1.03
Ratio of gross expenses to average net assets (%)		1.02[4]	1.02[4]	1.06	1.03[4]	1.03[4]
Ratio of net investment income to average net assets (%)		4.55	4.35	4.18	4.20	4.22
Portfolio turnover (%)		17	43	25	32	17

Class B Shares
Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07

Net asset value, beginning of period		$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[1]		0.47	0.45	0.43	0.43	0.43
Net realized and unrealized gain (loss) on investments		(0.38)	0.36	0.15	(0.21)	(0.37)
Total from investment operations		0.09	0.81	0.58	0.22	0.06
Less distributions
From net investment income		(0.47)	(0.45)	(0.43)	(0.43)	(0.43)
Net asset value, end of period		$12.10	$12.46	$12.61	$12.40	$12.03
Total return[2] (%)		0.72[3]	6.80[3]	4.77	1.83[3]	0.48[3]

Ratios and supplemental data

Net assets, end of period (in millions)		$22	$20	$17	$14	$11
Ratio of net expenses to average net assets (%)		1.70	1.71	1.76	1.73	1.73
Ratio of gross expenses to average net assets (%)		1.72[4]	1.72[4]	1.76	1.73[4]	1.73[4]
Ratio of net investment income to average net assets (%)		3.85	3.65	3.48	3.50	3.52
Portfolio turnover (%)		17	43	25	32	17

6 New York Tax-Free Income Fund – Fund details

Financial highlights, continued

Class C Shares
Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07

Net asset value, beginning of period		$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[1]		0.47	0.45	0.43	0.43	0.43
Net realized and unrealized gain (loss) on investments		(0.38)	0.36	0.15	(0.21)	(0.37)
Total from investment operations		0.09	0.81	0.58	0.22	0.06
Less distributions
From net investment income		(0.47)	(0.45)	(0.43)	(0.43)	(0.43)
Net asset value, end of period		$12.10	$12.46	$12.61	$12.40	$12.03
Total return[2] (%)		0.72[3]	6.80[3]	4.77	1.83[3]	0.48[3]

Ratios and supplemental data

Net assets, end of period (in millions)		$5	$5	$5	$3	$4
Ratio of net expenses to average net assets (%)		1.70	1.71	1.76	1.73	1.73
Ratio of gross expenses to average net assets (%)		1.72[4]	1.72[4]	1.76	1.73[4]	1.73[4]
Ratio of net investment income to average net assets (%)		3.81	3.65	3.48	3.50	3.51
Portfolio turnover (%)		17	43	25	32	17

1 Based on the average of the shares outstanding.	3 Total returns would have been lower had certain expenses not been
2 Assumes dividend reinvestment and does not reflect the effect of	reduced during the periods shown.
sales charges.	4 Does not take into consideration expense reductions during the period shown.

New York Tax-Free Income Fund – Fund details 7

Your account

Choosing a Share Class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

• A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Distribution and service (12b-1) fees of 0.30%

Class B

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

Class C

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A 1.00% contingent deferred sales charge on shares sold within one year of purchase

• No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the Fund Summary earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

• directly, by the payment of sales commissions, if any; and

• indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.


Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.


How Sales Charges are Calculated

Class A Sales charges are as follows:

Class A sales charges
	As a % of	As a % of your
Your investment	offering price*	investment

Up to $99,999	4.50%	4.71%

8

	As a % of	As a % of your
Your investment	offering price*	investment

$100,000–$249,999	3.75%	3.90%
$250,000–$499,999	3.00%	3.09%
$500,000–$999,999	2.00%	2.04%
$1,000,000 and over	See page 9

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com, or call Signature Services.

Investments of $1 million or more

Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments
CDSC on shares
Your investment	being sold

First $1M–$4,999,999	1.00%
Next $1–$5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges
CDSC on shares
Years after purchase	being sold

1st year	5.00%

CDSC on shares
Years after purchase	being sold

2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

Class C deferred charges
Years after purchase	Charge

1st year	1.00%
After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.


• Letter of Intention — lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in the fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level.

Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.


• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes,

New York Tax-Free Income Fund – Your account 9

making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

• redemptions pursuant to the fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan

• because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors


Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

• fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

• individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

• terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments


To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

• dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an Account

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the fund are as follows:

• non-retirement account: $1,000

• retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

• group investments: $250

• Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

• there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

10 New York Tax-Free Income Fund – Your account

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.
• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment.
• Obtain your account number by calling your financial representative or	Specify the fund name, your choice of share class, the new account
Signature Services.	number and the name(s) in which the accounts is registered. Your bank
• Obtain wiring instructions by calling Signature Services.	may charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment.
Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8 a.m.and 7 p.m, Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

New York Tax-Free Income Fund – Your account 11

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8 a.m.and 7 p.m, Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

12 New York Tax-Free Income Fund – Your account

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC); or

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors).	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts.	• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s) autho-
rized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document, certified within the past 12 months, or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s).	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates.	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

New York Tax-Free Income Fund – Your account 13

Transaction Policies

Valuation of shares


The net asset value (NAV) per share for each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of municipal securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices.

The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. Portfolio securities may trade on days when the New York Stock Exchange is closed, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including many municipal securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of municipal securities that do not trade daily. A pricing matrix is a means of valuing a municipal or other debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive each respective fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity


Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.


14 New York Tax-Free Income Fund – Your account

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices


Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.


Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets. While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

• To the extent that a fund invests in municipal securities, including below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed above under “Valuation of shares,” investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state

You may only invest in, or exchange into, fund shares legally available in your state.

New York Tax-Free Income Fund – Your account 15

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

• after any changes of name or address of the registered owner(s);

• in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt- interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The fund intends to comply with certain state tax requirements so that its income dividends will generally be exempt from state and local personal income taxes for New York taxpayers.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional Investor Services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

• If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT.

Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans. To find out more, call Signature Services at 1-800-225-5291.

Due to new regulations enacted by the Internal Revenue Service, effective September 25, 2007, John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct us on or after September 25, 2007, to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these new restrictions.

16 New York Tax-Free Income Fund – Your account

Fund securities


The fund’s portfolio securities disclosure policy can be found in each fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.


New York Tax-Free Income Fund – Your account 17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com
By mail:	John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By EASI-Line: 1-800-338-8080
By phone: 1-800-225-5291
By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov
By e-mail (duplicating fee required): publicinfo @sec.gov
By mail (duplicating fee required):	Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC	760PN 1/08	SEC file number: 811-05079

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

PROSPECTUS 1–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Tax-Free Income Fund

Fund summary	Fund details	Your account
A concise look at the fund’s investment	More about topics covered in the sum-	How to place an order to buy, sell or
goal, its main strategies and main	mary section, including descriptions of	exchange fund shares, as well as infor-
risks, its past performance and the	the various risk factors that investors	mation about the fund’s business policies
costs of investing.	should understand before investing.	and any distributions it may pay.
2 Massachusetts Tax-Free Income Fund	4 Risks of investing	8	Choosing a share class
	4 Who’s who	8	How sales charges are calculated
	6 Financial highlights	9	Sales charge reductions and waivers
		10	Opening an account
		11	Buying shares
		12	Selling shares
		14	Transaction policies
		16	Dividends and account policies
		16	Additional investor services
For more information See back cover

Fund summary

John Hancock
Massachusetts Tax-Free Income Fund

Class / Ticker	A JHMAX	B JHMBX	C JMACX

Goal and strategy

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

Investments	Relevant limits/policies

Bonds exempt from federal and Massachusetts	Normally at least 80% of net assets plus
personal income tax	amounts borrowed for investment; most
are investment grade when purchased

Bonds that are exempt from federal and Massachusetts	Limited to 33% of net assets
personal income tax and that have ratings as low as
BB/Ba or are the unrated equivalent

The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the adviser or subadviser determines a sale is in the fund’s best interest. The fund is non-diversified and may invest more than 5% of net assets in securities of any given issuer. The fund may make limited investments in certain derivatives (contracts whose value is based on indexes or other securities), generally for use in managing interest rate risk.

The fund’s investment management team looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The team uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the team favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The team also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors.

In unusual circumstances, the fund can invest more than 20% of net assets in taxable investment-grade short-term securities as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

Day-to-day investment management


MFC Global Investment Management
(U.S.), LLC

• Founded in 1979, currently manages more than $33.4 billion (as of 9-30-07)

• Subsidiary of John Hancock Financial Services, Inc.

• Supervised by the adviser, John Hancock Advisers, LLC


For more about the adviser, subadviser and team members, see pages 4 and 5.

About bonds

A bond is essentially a loan. In buying a bond, the fund is lending money to the bond’s issuer. In return, the issuer pays interest to the fund.

Municipal bonds are issued by, or under the authority of, a municipal issuer, such as a city, a state or a governmental authority. The interest paid by municipal bonds is generally tax free out of recognition that the money is being borrowed for civic purposes.

Bonds with ratings below BBB/Baa are sometimes called “junk bonds.” The junk bond category spans a wide range of creditworthiness. Bonds at the higher end of the junk spectrum can be very close to investment grade.

Main risks


The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below, in alphabetical order. Before investing, be sure to read additional information on these and other risks on page 4.

Credit risk Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher-quality bonds.

Derivatives risk Investing in derivatives can magnify losses incurred by the underlying assets.

Interest rate risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

Non-diversification risk Investing heavily in any one issuer increases exposure to losses in the issuer’s securities.

State-specific risk Because the fund invests mainly in bonds from a single state, its performance is affected by local, state and regional factors.

Who may want to invest

This fund may be appropriate for investors who:

• are subject to federal and Massachusetts personal income tax

• seek regular monthly income

• want to lower their tax burden

This fund may NOT be appropriate if you:

• are not subject to a high level of federal or Massachusetts taxes

• want an investment whose income is completely free from AMT liability

• are investing through a tax-deferred retirement account, such as an IRA

• are investing for maximum return over a long time horizon

2



Average annual total returns (%)		1 Year	5 Years	10 Years	Inception

as of 12-31-06					04-01-99
Class A before tax		–0.71	4.49	5.00	—
After tax on distributions		–0.72	4.49	4.99	—
After tax on distributions, with sale		0.93	4.48	4.97	—
Class B before tax		–1.72	4.40	4.89	—
Class C before tax [1]		2.27	4.73	—	4.19
Lehman Brothers Municipal Bond Index		4.84	5.53	5.76	5.30

Investor costs
Shareholder transaction expenses (%)			Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage
of purchase price			4.50	—	—
Maximum deferred sales charge (load) as a percentage
of purchase or redemption price, whichever is less			— [2]	5.00	1.00
Annual operating expenses (%)			Class A	Class B	Class C

Management fee			0.50	0.50	0.50
Distribution and service (12b-1) fees			0.30	1.00	1.00
Other expenses			0.18	0.18	0.18
Total fund operating expenses			0.98	1.68	1.68

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept
1 Year	545	671	171	271	171
3 Years	748	830	530	530	530
5 Years	967	1,113	913	913	913
10 Years	1,597	1,801	1,801	1,987	1,987

Calendar year total returns


These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.


Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Lehman Brothers Municipal Bond Index

An unmanaged index of municipal bonds.

1 Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

2 Except on investments of $1 million or more; see page 9.

Massachusetts Tax-Free Income Fund – Fund summary 3

Fund details

Risks of investing


Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).
Main risks

Credit risk

Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher quality bonds. A bond’s credit rating is a reflection of an independent rating agency’s assessment of the issuer’s ability to make timely payments of principal and interest. An agency may lower the rating of a bond if it believes the issuer’s creditworthiness has become weaker. This may occur for reasons related to the overall bond market, the issuer’s industry or sector, the issuer itself or the structure of the bond.


Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, a fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When a fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Interest rate risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. Bonds with higher credit quality also tend to be more sensitive to interest rate risk than medium- or lower-quality bonds.



Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Municipal bond risk

With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with  a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Non-diversification risk

When a fund invests a significant portion of assets in any one issuer, it will become more sensitive to the specific risks of that issuer. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform diversified municipal bond funds, or the fund’s benchmark.

State-specific risk

Because the fund invests mainly in bonds from a single state, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the fund’s holdings.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. With 60 days’ notice to shareholders, the trustees can change the fund’s name without shareholder approval.

Investment adviser
Manages the fund’s business and investment activities.
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805


Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of September 30, 2007, John Hancock Advisers, LLC managed approximately $33 billion in assets. During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.61% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for their approval of this fee, the investment advisory agreement overall and the fund’s subadvisory agreement are discussed in the fund’s August 31, 2007 annual report.

4

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
(formerly Sovereign Asset Management LLC)
101 Huntington Avenue
Boston, MA 02199

Frank A. Lucibella, CFA

• On fund team from 1988–2002 and from 2005 to present

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (8/2005–12/2005)

• Former senior fixed-income trader, Columbia Management Group (2002–2005)

• Former second vice president, John Hancock Advisers (1988–2002)

• Began business career in 1982

Dianne M. Sales, CFA

• Joined fund team in 1995

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (1989–2005)

• Began business career in 1984

Below are brief biographical profiles of the leaders of the fund’s invest-
ment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, finan-cial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Massachusetts Tax-Free Income Fund – Fund details 5

Financial highlights


These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares
Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07

Net asset value, beginning of period		$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[1]		0.57	0.56	0.54	0.53	0.53
Net realized and unrealized gain (loss) on investments		(0.13)	0.36	0.11	(0.24)	(0.27)
Total from investment operations		0.44	0.92	0.65	0.29	0.26
Less distributions
From net investment income		(0.56)	(0.55)	(0.53)	(0.52)	(0.52)
From net realized gain		—	—	—	— [2]	(0.01)
		(0.56)	(0.55)	(0.53)	(0.52)	(0.53)
Net asset value, end of period		$12.38	$12.75	$12.87	$12.64	$12.37
Total return[3] (%)		3.57	7.55	5.21	2.38[4]	2.02[4]

Ratios and supplemental data

Net assets, end of period (in millions)		$66	$71	$76	$78	$80
Ratio of net expenses to average net assets (%)		1.02	1.01	1.04	0.99	0.98
Ratio of gross expenses to average net assets (%)		1.02	1.01	1.04	0.99	0.98[5]
Ratio of net investment income to average net assets (%)		4.54	4.40	4.20	4.19	4.16
Portfolio turnover (%)		13	44	26	15	25

Class B Shares
Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07

Net asset value, beginning of period		$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[1]		0.49	0.47	0.45	0.44	0.44
Net realized and unrealized gain (loss) on investments		(0.13)	0.36	0.11	(0.24)	(0.27)
Total from investment operations		0.36	0.83	0.56	0.20	0.17
Less distributions
From net investment income		(0.48)	(0.46)	(0.44)	(0.43)	(0.43)
From net realized gain		—	—	—	— [2]	(0.01)
		(0.48)	(0.46)	(0.44)	(0.43)	(0.44)
Net asset value, end of period		$12.38	$12.75	$12.87	$12.64	$12.37
Total return[3] (%)		2.85	6.80	4.48	1.67[4]	1.31[4]

Ratios and supplemental data

Net assets, end of period (in millions)		$23	$23	$20	$17	$12
Ratio of net expenses to average net assets (%)		1.72	1.71	1.74	1.69	1.68
Ratio of gross expenses to average net assets (%)		1.72	1.71	1.74	1.69	1.68[5]
Ratio of net investment income to average net assets (%)		3.83	3.70	3.50	3.49	3.46
Portfolio turnover (%)		13	44	26	15	25

6 Massachusetts Tax-Free Income Fund – Fund details

Financial highlights, continued
Class C Shares

Per share operating performance	period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07
Net asset value, beginning of period		$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[1]		0.48	0.47	0.45	0.44	0.44
Net realized and unrealized gain (loss) on investments		(0.12)	0.36	0.11	(0.24)	(0.27)
Total from investment operations		0.36	0.83	0.56	0.20	0.17
Less distributions
From net investment income		(0.48)	(0.46)	(0.44)	(0.43)	(0.43)
From net realized gain		—	—	—	— [2]	(0.01)
		(0.48)	(0.46)	(0.44)	(0.43)	(0.44)
Net asset value, end of period		$12.38	$12.75	$12.87	$12.64	$12.37
Total return[3] (%)		2.85	6.80	4.48	1.67[4]	1.31[4]

Ratios and supplemental data

Net assets, end of period (in millions)		$7	$8	$8	$11	$10
Ratio of net expenses to average net assets (%)		1.72	1.71	1.74	1.69	1.68
Ratio of gross expenses to average net assets (%)		1.72	1.71	1.74	1.69	1.68[5]
Ratio of net investment income to average net assets (%)		3.81	3.69	3.49	3.48	3.46
Portfolio turnover (%)		13	44	26	15	25

1 Based on the average of the shares outstanding.	4 Total returns would have been lower had certain expenses not been
2 Capital gains distribution less than $0.01.	reduced during the periods shown.
3 Assumes dividend reinvestment and does not reflect the effect of	5 Does not take into consideration expense reductions during the
sales charges.	periods shown.

Massachusetts Tax-Free Income Fund – Fund details 7

Your account

Choosing a Share Class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

• A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Distribution and service (12b-1) fees of 0.30%

Class B

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

Class C

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A 1.00% contingent deferred sales charge on shares sold within one year of purchase

• No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the Fund Summary earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

• directly, by the payment of sales commissions, if any; and

• indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts. The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How Sales Charges are Calculated

Class A Sales charges are as follows:

Class A sales charges
	As a % of	As a % of your
Your investment	offering price*	investment

Up to $99,999	4.50%	4.71%

8

	As a % of	As a % of your
Your investment	offering price*	investment

$100,000–$249,999	3.75%	3.90%
$250,000–$499,999	3.00%	3.09%
$500,000–$999,999	2.00%	2.04%
$1,000,000 and over	See page 9

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com, or call Signature Services.

Investments of $1 million or more

Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments
CDSC on shares
Your investment	being sold
First $1M–$4,999,999	1.00%
Next $1–$5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

CDSC on shares
Years after purchase	being sold

2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

Class C deferred charges

Years after purchase	Charge
1st year	1.00%
After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.


• Letter of Intention — lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in the fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.


• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes,

Massachusetts Tax-Free Income Fund – Your account 9

making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

• redemptions pursuant to the fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan

• because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors


Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

• fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

• individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

• terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments


To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

• dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an Account

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the fund are as follows:

• non-retirement account: $1,000

• retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

• group investments: $250

• Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

• there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

10 Massachusetts Tax-Free Income Fund – Your account

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the ac-
count is registered.
• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment.
• Obtain your account number by calling your financial representative or	Specify the fund name, your choice of share class, the new account
Signature Services.	number and the name(s) in which the accounts is registered. Your bank
• Obtain wiring instructions by calling Signature Services.	may charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment.
Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8 a.m.and 7 p.m, Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

Massachusetts Tax-Free Income Fund – Your account 11

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8 a.m.and 7 p.m, Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

12 Massachusetts Tax-Free Income Fund – Your account

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC); or

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors).	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts.	• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s)
authorized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document, certified within the past 12 months, or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s).	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates.	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

Massachusetts Tax-Free Income Fund – Your account 13

Transaction Policies

Valuation of shares


The net asset value (NAV) per share for each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of municipal securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. Portfolio securities may trade on days when the New York Stock Exchange is closed, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including many municipal securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of municipal securities that do not trade daily. A pricing matrix is a means of valuing a municipal or other debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive each respective fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity


Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.


14 Massachusetts Tax-Free Income Fund – Your account

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices


Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that  occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.


Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets. While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, to the extent that a fund invests in municipal securities, including below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed above under “Valuation of shares,” investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state

You may only invest in, or exchange into, fund shares legally available in your state.

Massachusetts Tax-Free Income Fund – Your account 15

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

• after any changes of name or address of the registered owner(s);

• in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt- interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax. Dividends from the fund’s short-term capital gains are taxable as ordinary income.

Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The fund intends to comply with certain state tax requirements so that its income dividends will generally be exempt from state and local personal income taxes for Massachusetts taxpayers.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional Investor Services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

• If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans. To find out more, call Signature Services at 1-800-225-5291.

Due to new regulations enacted by the Internal Revenue Service, effective September 25, 2007, John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct us on or after September 25, 2007, to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these new restrictions.

16 Massachusetts Tax-Free Income Fund – Your account

Fund securities


The fund’s portfolio securities disclosure policy can be found in each fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.


Massachusetts Tax-Free Income Fund – Your account 17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com
By mail:	John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By EASI-Line: 1-800-338-8080
By phone: 1-800-225-5291
By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo @sec.gov

By mail (duplicating fee required):	Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC 770PN 1/08 SEC file number: 811-05079

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK TAX-EXEMPT SERIES FUND

JOHN HANCOCK MASSACHUSETTS TAX-FREE INCOME FUND
JOHN HANCOCK NEW YORK TAX-FREE INCOME FUND
(individually, the “Fund” or collectively, the “Funds”)

Class A, Class B and Class C Shares
Statement of Additional Information

January 1, 2008

This Statement of Additional Information provides information about the Funds in addition to the information that is contained in each Fund’s current Prospectus (the “Prospectus” or “Prospectuses”). John Hancock Massachusetts Tax-Free Income Fund (“Massachusetts Tax-Free Income Fund”) and John Hancock New York Tax-Free Income Fund (“New York Tax-Free Income Fund”) are each a non-diversified series of John Hancock Tax-Exempt Series Fund (the “Trust”).

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Funds’ Annual Reports. A copy of the Prospectus or Annual Reports can be obtained free of charge by writing or telephoning:

John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03801-9510
1-800-225-5291

ORGANIZATION OF THE FUNDS

The Funds are each a series of the Trust, which is an open-end investment management company reorganized in July 1996 as Massachusetts business trusts under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the “Adviser”) is the Fund’s investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“Manulife Financial”). Founded in 1862, John Hancock Financial Services and its subsidiaries (“John Hancock”) today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.


 Manulife Financial Corporation is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$399 billion (US$398 billion) as at September 30, 2007.


Manulife Financial Corporation trades as ‘MFC’ on the TSX, NYSE and PSE, and under ‘0945’ on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

The Funds are sub-advised by MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)” or the “Sub-Adviser”). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each Fund’s investment objectives and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. There is no assurance that the Funds will achieve their investment objectives. The investment objectives are fundamental and may only be changed with shareholder approval.

The Massachusetts Tax-Free Income Fund’s objectives is to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of Massachusetts. The New York Tax-Free Income’s objectives is to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of New York State and New York City. Each Fund seeks to provide the maximum level of tax-exempt income that is consistent with preservation of capital.

The policy of each Fund requires that under normal circumstances at least 80% of the Fund’s net assets consist of Tax-Exempt Bonds is fundamental and may not be changed by the Trustees without shareholder approval.

As required by SEC Rule 35d-1, the following fundamental investment policy has been added: Each Fund normally invests at least 80% of its Assets in securities of any maturity exempt from federal and Massachusetts or New York personal income taxes. “Assets” is defined as net assets plus the amount of any borrowings for investment purposes.

Non-Diversification. The Funds have registered as "non-diversified" investment companies, permitting the Sub-Adviser to invest more than 5% of the assets of each Fund in the obligations of any one issuer. Since a relatively high percentage of each Fund’s assets may be invested in the obligations of a limited number of issuers, the value of each Fund’s shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Additional Risks. Securities in which the Funds may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or, as the case may be, the Massachusetts or New York legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due principal of and interest on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress which would adversely affect the Federal income tax consequences of holding tax-exempt securities. Federal tax legislation enacted primarily during the 1980's limits the types and amounts of tax-exempt securities issuable for certain purposes, especially industrial development bonds and other types of "private activity" bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt securities may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by the Funds and the value of the Funds’ investments could be materially affected by such changes in law, the Trustees would reevaluate each Fund's investment objective and policies and consider changes in the structure of the Fund or its dissolution.

All of the investments of the Funds will be made in:

(1) tax-exempt securities which at the time of purchase are rated BB or better by Standard & Poor's Ratings Group (“S&P”), or Fitch Investors Services, Inc. (“Fitch”) or Ba by Moody's Investors Service, Inc. ("Moody’s"). Alternatively, the bonds may be unrated but considered by the Adviser to be of comparable quality. Not more than one-third of the Fund's total assets will be invested in Tax-Exempt Bonds rated lower than A or determined to be of comparable quality.

(2) Notes of issuers having an issue of outstanding tax-exempt securities rated at least A by S&P, Moody’s or by Fitch, or notes which are guaranteed by the U.S. Government or rated MIG-1 or MIG-2 by Moody's, or unrated notes which are determined to be of comparable quality by the Adviser.

(3) Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the credit of the particular Federal agency or instrumentality.

(4) Commercial paper which is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody’s, or at least F-1 by Fitch, or which is not rated, but is considered by the Adviser to be of comparable quality; obligations of banks with $1 billion of assets and cash equivalents, including certificates of deposit, bankers acceptances and repurchase agreements. Ratings of A-2 or P-2 on commercial paper indicate a strong capacity for timely payment, although the relative degree of safety is not as high as for issuers designated A-1 or P-1. Appendix B contains further information about ratings.

Tax-Exempt Securities. These are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is excludable from gross income for Federal income tax purposes, without regard to whether the interest income thereon is exempt from the personal income tax of any state.

Tax-exempt securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses.

In addition, certain types of "private activity bonds" may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such private activity bonds are included within the term tax-exempt securities if the interest paid thereon is excluded from gross income for Federal income tax purposes.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Funds will not include tax-exempt securities generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.

Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also constitute tax-exempt securities, but current Federal tax law places substantial limitations on the size of such issues.

Yields. The yields or returns on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of various tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio manager of each Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund may invest in debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

“Moral Obligation" Bonds. The Funds do not currently intend to invest in so-called "moral obligation" bonds, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by each Fund. With “moral obligation” bonds, repayment is backed by a moral commitment of an entity other than the issuer.

Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States Government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.

Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax- exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Ratings As Investment Criteria.

Lower Rated High Yield "High Risk" Debt Obligations. The Funds may invest in high yielding, fixed income securities rated below Baa by Moody’s or BBB by S&P or Fitch or which are unrated but are considered by the Sub-Adviser to be of comparable quality. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Bonds rated BB or Ba are generally referred to as junk bonds. See "Appendix B" attached hereto.

The values of lower-rated securities and those which are unrated but which are considered by the Sub-Adviser to be of comparable quality generally fluctuate more than those of high-rated securities. These securities involve greater price volatility and risk of loss of principal and income. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower-rated securities generally respond to short-term market developments to a greater extent than for higher rated securities, because these developments are perceived to have a more direct relationship to the issuer's ability to meet its ongoing debt obligations. Although the Sub-Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Sub-Adviser will be successful in limiting the Funds’ exposure to the risks associated with lower rated securities. Because the Funds invest in securities in the lower rated categories, the achievement of each Fund's goals is more dependent on the Sub-Adviser's ability than would be the case if the Funds were investing in securities in the higher rated categories.

Ratings. Ratings for Bonds issued by various jurisdictions are noted herein. Such ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. Any downward revision or withdrawal of a rating could have an adverse effect on the market prices of any of the bonds described herein.

Restricted Securities. The Funds may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. Each Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. The Funds may invest in Certificates of Participation (COP’s which provide participation interests in lease revenues. Each COP represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. Typically municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (e.g., schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Participation interests in municipal lease obligations will not be considered illiquid for purposes of each Fund’s 15% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities.

In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.

Repurchase Agreements. The Funds may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement a Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Funds have established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Funds could experience delays in liquidating the underlying securities during the period in which the Funds seek to enforce its rights thereto, possible subnormal levels of income and a decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Funds. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Funds with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Funds will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because they will reacquire those securities upon effecting their repurchase. The Funds will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associated with reverse repurchase agreements, the Funds will establish separate accounts consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Funds will not purchase additional securities while all borrowings are outstanding. The Funds will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities and Securities Indices. The Funds may purchase and write (sell) call and put options on any securities in which it may invest on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Funds may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Funds obligates the Funds to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Funds obligates the Funds to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Funds of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Funds of the opportunity to profit from a decrease in the market price of the securities to be acquired for their portfolios.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Funds may terminate their obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.

Purchasing Options. The Funds would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Funds may also sell call and put options to close out their purchased options.

The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Funds, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Funds’ portfolio securities. Put options may also be purchased by the Funds for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Funds would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Funds’ portfolio securities. Under certain circumstances, the Funds may not be treated as the tax owner of a security if the Funds have purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds’ ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates and securities prices, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Funds may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Funds may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies with Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Funds propose to acquire. When securities prices are falling, the Funds can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Each Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of each Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of each Fund's portfolio securities.

If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for the Funds’ portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Funds’ portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds’ portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Funds may take a "long" position by purchasing futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Funds may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Funds may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Funds intend to purchase. However, the Funds becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. Each Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Funds will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Funds are using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Funds own or futures contracts will be purchased to protect the Funds against an increase in the price of securities they intend to purchase. The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or securities or instruments which they expect to purchase. As evidence of their hedging intent, the Funds expect that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Funds to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Funds engage in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of each Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Funds to purchase securities, require the Funds to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in poorer overall performances for the Funds than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Funds’ futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Funds from closing out positions and limiting their losses.

Structured or Hybrid Notes. Each Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. Each Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate (“capped floaters”) and leveraged inverse floating rate securities (“inverse floaters”) (up to 10% of the Fund’s total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

Derivative debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When each Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Funds enter into an agreement to purchase securities on a when-issued or forward commitment basis, the Funds will segregate in a separate account cash or liquid securities equal in value to the respective Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing their exposure to different types of investments, the Funds may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Funds’ investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Funds’ investments and their share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds’ performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Funds will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Funds’ obligations over their entitlements with respect to swap, cap, collar or floor transactions.

Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the exclusive borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Short-Term Trading and Portfolio Turnover. The Funds may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for government obligations. Short- term trading may have the effect of increasing portfolio turnover rate. The portfolio turnover rate for a Fund is calculated by dividing the lower of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were 1 year or less) by the monthly average value of the securities in the Fund during the year. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Funds’ portfolio turnover rates are set forth in the table under the caption “Financial Highlights” in the Prospectus.

SPECIAL RISKS

The following information as to certain special risks associated with investing in Massachusetts or New York constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of Massachusetts or New York issuers and is believed to be accurate.

MASSACHUSETTS TAX-EXEMPT BONDS


OVERVIEW

Despite making steady progress on restoring fiscal balance and continuing to see positive economic indicators, Massachusetts has not yet resolved the mismatch between spending and revenues that has plagued the state’s finances since the onset of the fiscal crisis in the fall of 2001The current budget envisions utilizing recently rebuilt reserves to meet operating costs. Although the reserves at the end of fiscal 2007 approximated some 8.7% of budgeted revenues, continued passage of supplemental appropriations in concert with a national economy that is slowing would likely require mid year budget adjustments by the state. Between 2001 and 2004, the Commonwealth lost nearly 4.4% of total non-farm employment, and nearly 20% of its manufacturing jobs. Economic Recovery kicked up in 2004, with moderate growth in total nonagricultural employment growth: rowing only 0.5% in 05 and 1% in 06. However the state still has 84,000 fewer jobs than at its peak employment level in 2001, prior to the last economic downturn. 2006 unemployment was 5.3% versus the national level of 5.1% . The state has a high ratio of debt per capita, and a deep and slow growing economic base. Health care costs, debt and pension costs will continue to weigh down the state’s finances for the foreseeable future. Given the recent slowing in the economy, the good news is that the state has substantial reserves put aside to offset the anticipated downturn.

The Commonwealth is currently rated Aa2 by Moody’s Investor Services; AA- by Standard & Poor’s and AA- by Fitch Ratings, with its outlook described as STABLE by all three services.

RECENT DEVELOPMENTS

Fiscal 2008

The Massachusetts Budget for fiscal 2008 was approved in July, 2007. The Governor vetoed $40.7 million of appropriations. The budget appropriates $26.771 billion for the fiscal year, including $8.220 billion for Medicaid, $4.301 billion for education, $2.072 billion for debt service and contract assistance and $12.178 billion for all other programs and services. The budget increases Chapter 70 education funding to cities and towns by $220 million to $3.726 billion.

Assumed local lottery revenue distributions were increased to $935 million. The budget relies on several one-time revenue sources, including a $240 million transfer from the Stabilization Fund to the General Fund, a transfer of not more than $75 million from the Stabilization Fund to the General Fund representing fiscal 2008 investment earnings in the Stabilization Fund and the suspension of the statutorily required Stabilization Fund deposit equal to 0.5% of fiscal 2007 tax revenues (approximately $100 million). The fiscal 2008 budget also relies on $44 million of interest earnings from the Health Care Security Trust Fund. The fiscal 2008 budget approved by the Legislature proposed to transfer $150 million from the Health Care Security Trust to the General Fund to support fiscal 2008 spending. The Governor has proposed to amend the budget to decrease the size of the Healthcare Security Trust Fund transfer to $111.5 million. The fiscal

2008 budget assumes an increase in lottery distributions of $15 million over the currently estimated fiscal 2007 levels. To the extent that fiscal 2007 lottery revenues fall short of current estimates, this shortfall could affect fiscal 2008 projections as well.

As of August, the State estimated that it will certify that fiscal 2007 baseline state tax revenue growth was sufficient to trigger an increase in income tax personal exemption amounts for tax year 2008. This would be the final of four statutorily mandated personal exemption increases. The state currently estimates that such increase would reduce fiscal 2008 tax collections by approximately $25 million and would reduce fiscal 2009 tax collections by approximately $55 million.

Tax revenues for the first month of fiscal 2008, ended July 31, 2007, totaled $1.298 billion, an increase of $51.5 million, or 4.1%, over the same month in fiscal 2007. The tax revenue increase of $51.5 million in July over the same month in fiscal 2007 is attributable in large part to an increase of approximately $17.9 million, or 2.7%, in withholding collections and an increase of approximately $20 million, or 5.5%, in sales and use tax collections. Preliminary July, 2007 tax collections were $5 million below the July, 2007 benchmark estimate, which is based on the fiscal 2008 consensus tax revenue estimate of $19.879 billion

Fiscal 2007

In May 2007, the Governor approved $88.4 million in supplemental fiscal 2007 appropriations. These supplemental appropriations were anticipated and reflected in the financial projections shown in the May Information Statement. On June 29, 2007 the Governor filed supplemental appropriations totaling $131.9 million, for the state’s Medicaid program (also called MassHealth), for public counsel services, collective bargaining costs, and a variety of other programs and services. The legislation proposes to transfer $40.0 million from the General Fund to a new Debt Defeasance Trust Fund to retire high-interest debt for the Commonwealth; and to make $56.9 million of the filed appropriation requests available for expenditure through June 30, 2008. The legislation also proposes to make $63.6 million of previously authorized fiscal 2007 appropriations available for expenditure through June 30, 2008. The Governor’s proposed legislation is currently being considered by the House Committee on Ways and Means. On July 12, 2007 the Governor signed the fiscal 2008 budget (see “Fiscal 2008”), which also directs the disposition of the projected fiscal 2007 budget surplus. Fiscal 2007 spending projections assume $215.6 million in reversion of unspent moneys to the General Fund.

Lottery Revenues Fiscal 2007 Lottery collections have fallen short of the adopted budget estimates by $121 million. There is no provision in current law for dealing with this shortfall in net lottery revenues in fiscal 2007, which is expected to result in the State Lottery Fund, a non-budgeted fund, ending fiscal 2007 in a deficit position. Tax revenue collections for fiscal 2007 totaled $19.736 billion, an increase of $1.249 billion or 6.8% over fiscal 2006. The tax revenue increase of $1.249 billion over fiscal 2006 is attributable in large part to an increase of approximately $500.5 million, or 6.2%, in withholding collections, an increase of approximately $161.5 million, or 8.3%, in income tax estimated payments, an increase of approximately $275.6 million, or 16.3%, in income tax payments with returns and bills, an increase of approximately $62.9 million, or 1.6%, in sales and use tax collections, an increase of approximately $220.1 million, or 9.8%, in corporate and business collections and an increase of $49.5 million, or 2.8%, in miscellaneous tax collections. Preliminary fiscal 2007 tax collections exceeded the fiscal 2007 tax revenue estimate of $19.300 billion issued by the Executive Office for Administration and Finance on January 30, 2007 by $436.2 million.

57
Supplemental Appropriation. In July, a fill was signed to provide a $20 million supplemental appropriation to fund a review of tunnel portions of the Central Artery/Tunnel Project, in connection with the ceiling panel collapse in the Ted Williams connector tunnel. On July 11, 2006, legislation became law without the Governor's signature directing the transfer of $30.0 million to the Brownfields Redevelopment Fund. In September 2006, the state received details from the Attorney General's office on the potential Non-Participating Manufacturers (NPM) adjustment to the fiscal 2007 tobacco settlement payment, which would reduce the projected April 2007 payment by $42.9 million. Nevertheless, the Commonwealth is still actively pursuing litigation to secure its right to receive the full amount of the April payment.


Possible Transfer of Western Turnpike to the Commonwealth. On October 18, 2006, the Board of Directors of the Massachusetts Turnpike Authority voted, subject to "the full review and due diligence of all legal, financial and maintenance issues and requirements," to "adopt in principle" the recommendation of a task force that tolls on the Western Turnpike be terminated by June 30, 2007. Achieving this goal would require repayment of outstanding debt of the Turnpike Authority secured by Western Turnpike revenues and transfer of the Western Turnpike to the Commonwealth pursuant to Section 26 of Chapter 81A of the General Laws upon determination by the Commonwealth that the Western Turnpike is in good condition and repair. The feasibility of this course of action, remains under review. After the transfer of the Western Turnpike to the Commonwealth, the state would, beginning in fiscal 2008, assume the cost of operating and maintaining the road. Initial annual budgetary operating costs are preliminarily estimated at up to $30 million and initial annual capital costs are preliminarily estimated at somewhat in excess of $50 million by the state highway department. The estimate of capital costs does not include the costs of removing the toll booths and making safety improvements to ramps leading to and from the turnpike.

Fiscal 2006

As of June 30, 2006, the Commonwealth ended fiscal 2006 with a surplus of $261.0 million. Per state finance law, this consolidated net surplus was deposited in the Stabilization Fund. In addition, as required by state law, one-half of one percent of current year tax revenues, or $93.0 million, was also transferred to the Stabilization Fund. For fiscal 2006, the Commonwealth’s audited financial statements report a year-end balance in the Stabilization Fund of $2.155 billion. The balance reflects the two deposits identified above, as well as $72.3 million of investment earnings and additional taxes deposited into the fund. The year closed with additional reserved fund balances of $947.2 million and undesignated fund balances of $106.2 million. The total fund balance in the budgeted operating funds was $3.208 billion.


2006 Supplemental Appropriations. On July 21, 2006 the Governor signed $34.0 million in supplemental appropriations.. On July 28, 2006, the Governor signed into law an additional fiscal 2006 supplemental appropriations bill., after vetoing $56.2 million of the $183.9 million of proposed spending; the Legislature has subsequently overridden all of the vetoes. On August 2, 2006, the Governor signed legislation designed to streamline the permitting processes in the Commonwealth. The legislation included $4.0 million in supplemental appropriations, and a $1.9 million transfer to the District Local Technical Assistance Fund, to support these reforms. On September 14, 2006, the Governor filed supplemental appropriations totaling $5.0 million to purchase bulletproof vests for municipal police and state police officers. On October 5, 2006, the Governor signed legislation, which included $87.5 million in fiscal 2006 supplemental appropriations. All of the appropriations are authorized for expenditure through June 30, 2007. In addition, the legislation extends $10.6 million in existing fiscal 2006 appropriations for expenditure through June 30, 2007. The Governor vetoed a proposed draw of $450 million from the Commonwealth's Stabilization Fund.


Tax Revenue Limitations. Actual state tax revenue for fiscal 2006 exceeded the permissible state tax revenue limit set by Chapter 62F by $52.1 million. Pursuant to law, that amount is diverted from the General Fund to the temporary holding account, and subject to any adjustment upon audit of the revenue amounts, the balance in the temporary holding account ultimately is transferred to the Stabilization Fund and the General Fund.

NEW YORK


The following information as to certain special risks associated with investing in New York constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of New York issuers and is believed to be accurate.


The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from New York State (the "State" or "New York State") certain of its authorities and New York City (the "City" or "New York City") as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee of pledge provided by the State. It should also be noted that the fiscal stability of New York State is related to the fiscal stability of New York City and of the State's Authorities. New York State's experience has been that if New York City or any other major political subdivision or any of the State's Authorities suffers serious financial difficulty, the ability of New York State, New York State's political subdivisions (including New York City) and the State's Authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any Authority or local government experiences financial difficulty, it will seek and receive New York State financial assistance. Moreover, New York City accounts for approximately 40% of New York State's population and tax receipts, so New York City's financial integrity in particular affects New York State directly. Accordingly, if there should be a default by New York City or any other major political subdivision or any of the State's Authorities, the market value and marketability of all New York Tax-Exempt Bonds issued by New York State, its political subdivisions and Authorities ("New York Tax-Exempt Bonds") could be adversely affected. This would have an adverse effect on the asset value and liquidity of the Fund, even though securities of the defaulting entity may not be held by the Fund.


Authorities The fiscal stability of New York is related, at least in part, to the fiscal stability of its localities and Authorities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to New York State. Authorities may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls, mass transportation and rentals for dormitory rooms and housing. In recent years, however, New York has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. Failure of New York to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could result in a default by one or more of the Authorities. If a default were to occur, it would likely have a significant adverse effect on the market price of obligations of the State and its Authorities.


Agencies and Localities Beginning in 1975 (in part as a result of the then current New York City and UDC financial crises), various localities of New York State began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York

City, have experienced financial difficulties leading to requests for State assistance. If future financial difficulties cause agencies or localities to seek special State assistance, this could adversely affect New York State's ability to pay its obligations. Similarly, if financial difficulties of New York State result in New York City's inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of New York, its agencies and municipalities such as the New York Municipal Obligations held by the Fund.

Reductions in Federal spending could materially and adversely affect the financial condition and budget projections of New York State's localities. Should localities be adversely affected by Federal cutbacks, they may seek additional assistance from the State which might, in turn, have an adverse impact on New York State's ability to maintain a balanced budget.

Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends.

Certain counties and other local governments have encountered significant financial difficulties, including Nassau County and Suffolk County (which each received approval by the legislature to issue deficit notes). The State has imposed financial control on the City of New York from 1977 to 1986 and on the City of Yonkers in 1984, 1988 and 1989, and the City of Troy commencing in 1995, under an appointed control board in response to fiscal crises encountered by these municipalities.

New York State Economy

The State


2007-08 UPDATED FINANCIAL PLAN EXTRACTS
Overview of Financial Plan Revisions

A slowing US economy, and large declines in residential construction combined with higher energy and interest rate costs, has generated a significant drag on economic growth. As a result, labor market growth has decelerated significantly since the early part of this year. Uncertainty associated with the still unfolding subprime mortgage crisis has substantially increased financial market volatility. The resulting credit crunch has adversely impacted financial markets, slowing deal and fee generation on Wall Street. On the positive side, robust global growth and a weak dollar have produced strong demand for U.S. exports and prices outside of the volatile food and energy sectors are expected to remain relatively stable. NYS Division of Budget (“DOB”) expects growth to bottom out below 2% during the 4th quarter, but gradually rebound to the economy’s long-term trend rate in 2008. A deeper housing market contraction would put this projection at risk, and result in a longer economic downturn.

These factors have significantly impacted New York. NYC and the downstate economy, with its position as a financial market capital, appears to be disproportionately affected by falling profits and a prolonged period of credit market turmoil. Residential housing contraction has had a notable impact on Long Island and the Hudson Valley, while auto sector weakness has been felt largely in the western part of the State. However, NYC’s commercial real estate sector still appears strong, and the large education and health sectors are expected to remain healthy. Finally, tourism should be bolstered by the weak dollar. Dampened activity and revenue generation in the finance sector will be an important determinant of state tax revenues. Firms most affected by the subprime debacle will be posting large losses for the third quarter. Consequently, growth in finance and insurance sector wages has been revised downward. Growth in State wages is expected to slow from 7.1% in 2007 to 4.0% in 2008. Growth in State private sector employment is projected to slow from 1.0% this year to 0.8% in 2008.

Updated FY 07-08 and Multi Year Outlook

The state’s November numbers project that the General Fund will remain in balance in the current year, but the estimate of the 2008-09 General Fund current services budget gap moved from $3.6 billion to $4.3 billion, an increase of $651 million from the First Quarterly Update and an overall increase of $1.2 billion from the initial $3.1 billion gap projected at the time of the 2007-08 Enacted Budget Financial Plan.. NY Division of Budget (DOB) is also now projecting a budget gap of $6.2 billion in 2009-10 and $7.9 billion in 2010-11. As a consequence of the economic revisions, DOB has lowered its General Fund tax revenue forecast by roughly $700 million ($609 million in total overall receipts) in the current year, $800 million in 2008-09, and roughly $1 billion in the later years of the Updated Financial Plan. In addition, the Updated Financial Plan projections have been adjusted to include a reserve for potential collective bargaining agreements and other risks. Substantial savings in Medicaid compared to the projections in the First Quarterly Update, along with the use of a small portion of reserves, help the General Fund to remain in balance in the current year, but are not sufficient to cover the combination of downward revenue revisions and other spending changes in 2008-09 and beyond. The Governor will propose a balanced Executive Budget in January 2008 that will address the 2008-09 gap.

The NY DOB currently projects that the State expects to end 2007-08 with an accumulated General Fund surplus of roughly $2.8 billion, a decrease of $283 million from the First quarter update.


Portfolio Holdings Dissemination Policy. The Board of Trustees of John Hancock Funds (“JHF”) has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix E of this SAI, to protect the interests of the shareholders of JHF and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHF’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.

JHF posts on the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition, number of holdings; bond fund duration. JHF posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF’s shareholders.

The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

INVESTMENT RESTRICTIONS:

Fundamental Investment Restrictions. The fundamental investment restrictions will not be changed for the Funds without the approval of a majority of the respective Fund’s outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the respective Fund’s shares represented at a meeting if more than 50% of the respective Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the respective Fund’s outstanding shares.

Each Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund’s investment policies, and the pledge, mortgage or hypothecation of the Fund’s assets within the meaning of paragraph (3) below are not deemed to be senior securities.

(2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not purchase securities while borrowings are outstanding.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 10% of the Fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund may also participate as part of a group in bidding for the purchase of Tax- Exempt Bonds directly from an issuer in order to take advantage of the lower purchase price available to members of such groups.

(5) Purchase or sell real estate or any interest therein, but this restriction shall not prevent the Fund from investing in Tax-Exempt Bonds secured by real estate or interests therein.

(6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies in an amount up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Purchase or sell commodities or commodity contracts or puts, calls or combinations of both, except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. (Tax- Exempt Bonds and securities issued or guaranteed by the United States Government and its agencies and instrumentalities are not subject to this limitation.)

(9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if such purchase would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

Each Fund may not:

(1) Except as permitted by fundamental investment restriction (4) above, participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(2) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Funds have the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(3) Purchase a security if, as a result, (i) more than 10% of the Funds’ total assets would be invested in the securities of other investment companies, (ii) the Funds would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Funds’ total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Funds in connection with lending the Funds’ portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Funds may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(4) invest more than 15% of its net assets in illiquid securities.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of each Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the Funds’ principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) (“John Hancock Funds” or the “Distributor”).

Number of
John
Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Independent Trustees

James F. Carlin	Interim	2007	Director and Treasurer, Alpha Analytical	57
Born: 1940	Chairman		Laboratories (chemical analysis) (since
	and		1985); Part Owner and Treasurer, Lawrence
	Trustee	2005	Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone
Lawrence Carlin Insurance Agency, Inc.
(until 2005); Chairman and CEO, Carlin
Consolidated, Inc.
(management/investments) (since 1987);
Trustee, Massachusetts Health and Education
Tax Exempt Trust (1993-2003).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

Number of
John
Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Independent Trustees

William H.	Trustee	2005	Former Chancellor, University of Texas	57
Cunningham			System and former President of the
Born: 1944			University of Texas, Austin, Texas;
Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com
(until 2004), STC Broadcasting, Inc. and
Sunrise Television Corp. (until 2001), Symtx,
Inc.(electronic manufacturing) (since 2001),
Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until
2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until
2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001),
AskRed.com (until 2001), Southwest Airlines
(since 2000), Introgen (manufacturer of
biopharmaceuticals) (since 2000) and
Viasystems, Group, Inc. (electronic
manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college
fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory
Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank – Austin), LIN
Television (since 2002), WilTel
Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified
automotive parts supply company) (since
2003).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

Number of
John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Charles L. Ladner	Trustee	2004	Chairman and Trustee, Dunwoody	57
Born: 1938			Village, Inc. (retirement services) (until
2003); Senior Vice President and Chief
Financial Officer, UGI Corporation
(public utility holding company) (retired
1998); Vice President and Director for
AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (gas
distribution)(until 1997); Director,
EnergyNorth, Inc. (until 1997); Director,
Parks and History Association (until
2007).

John A. Moore	Trustee	1996	President and Chief Executive Officer,	57
Born: 1939			Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior
Scientist, Sciences International (health
research)(until 2003); Former Assistant
Administrator & Deputy Administrator,
Environmental Protection Agency;
Principal, Hollyhouse (consulting)(since
2000); Director, CIIT Center for Health
Science Research (nonprofit research)
(since 2002).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of
				John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Patti McGill Peterson	Trustee	1996	Executive Director, Council for	57
Born: 1943			International Exchange of Scholars and
			Vice President, Institute of International
			Education (since 1998); Senior Fellow,
			Cornell Institute of Public Affairs,
			Cornell University (until 1998); Former
			President of Wells College, Aurora, NY
			and St. Lawrence University, Canton,
			NY; Director, Niagara Mohawk Power
			Corporation (until 2003); Director, Ford
			Foundation, International Fellowships
			Program (since 2002); Director, Lois
			Roth Endowment (since 2002);
			Director, Council for International
			Exchange (since 2003).

Steven R. Pruchansky	Trustee	2005	Chairman and Chief Executive Officer,	57
Born: 1944			Greenscapes of Southwest Florida, Inc.
			(since 2000); Director and President,
			Greenscapes of Southwest Florida, Inc.
			(until 2000); Managing Director,
			JonJames, LLC (real estate) (since
			2001); Director, First Signature Bank &
			Trust Company (until 1991); Director,
			Mast Realty Trust (until 1994);
			President, Maxwell Building Corp.
			(until 1991).

Non-Independent
Trustees

James R. Boyle (3)	Trustee	2005	President, John Hancock Variable Life	250
Born: 1959			Insurance Company (March 2007-
			Present); Executive Vice President,
			John Hancock Life Insurance Company
			(since June, 2004); Chairman and
			Director, John Hancock Advisers, LLC
			(the “Adviser”), The Berkeley Financial
			Group, LLC (“The Berkeley Group”)
			(holding company) and John Hancock
			Funds, LLC (“John Hancock
			Funds”);Senior Vice President, The
			Manufacturers Life Insurance Company
			(U.S.A) (prior to 2004).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Number of
John Hancock
	Position(s			Funds
Name, Address (1)	) Held	Officer	Principal Occupation(s) and other	Overseen by
And Age	with Fund	since	Directorships During Past 5 Years	Trustee

Principal Officers who
are not Trustees

Keith F. Hartstein	President	2005	Senior Vice President, Manulife Financial	N/A
Born: 1956	and Chief		Corporation (since 2004); Director,
	Executive		President and Chief Executive Officer, the
	Officer		Adviser,The Berkeley Group, John Hancock
Funds, LLC (since 2005); Director, MFC
Global Investment Management (U.S.),
LLC (“MFC Global (U.S.)”) (since 2005);
Director, John Hancock Signature Services,
Inc. (since 2005); President and Chief
Executive Officer, John Hancock
Investment Management Services, LLC
(since 2006); President and Chief Executive
Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2005);
Director, Chairman and President, NM
Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute
Sales Force Marketing Committee (since
2003); Director, President and Chief
Executive Officer, MFC Global (U.S.)
(2005-2006); Executive Vice President,
John Hancock Funds, LLC (until 2005);

Thomas M. Kinzler	Secretary	2006	Vice President and Counsel for John	N/A
Born: 1955	and Chief		Hancock Life Insurance Company (U.S.A.)
	Legal		(since 2006); Secretary and Chief Legal
	Officer		Officer, John Hancock Funds and John
Hancock Funds III (since 2006); Secretary,
John Hancock Funds II and Assistant
Secretary, John Hancock Trust (since June
2007)Vice President and Associate General
Counsel, Massachusetts Mutual Life
Insurance Company (1999-2006); Secretary
and Chief Legal Counsel, MML Series
Investment Fund (2000-2006); Secretary and
Chief Legal Counsel, MassMutual
Institutional Funds (2000-2004); Secretary
and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds
(2004-2006).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of
John Hancock
	Position(s)			Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since	Directorships During Past 5 Years	Trustee

Francis V. Knox, Jr.	Chief	2005	Vice President and Chief Compliance	N/A
Born: 1947	Compliance		Officer, John Hancock Investment
	Officer		Management Services, LLC, the Adviser
and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance
Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds
III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer,
Fidelity Group of Funds (until 2004);
Vice President and Ethics & Compliance
Officer, Fidelity Investments (until 2001).

Gordon M. Shone	Treasurer	2006	Treasurer, John Hancock Funds (since	N/A
Born: 1956			2006); John Hancock Funds II, John
Hancock Funds III and John Hancock
Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock
Trust (2003-2005); Senior Vice President,
John Hancock Life Insurance Company
(U.S.A.) (since 2001); Vice President, John
Hancock Investment Management
Services, Inc. and John Hancock Advisers,
LLC (since 2006), The Manufacturers Life
Insurance Company (U.S.A.) (1998-2000).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of
John
Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since	Directorships During Past 5 Years	Trustee

John G. Vrysen	Chief	2005	Senior Vice President, Manulife Financial	N/A
Born: 1955	Operating		Corporation (since 2006); Director,
	Officer		Executive Vice President and Chief
Operating Officer, the Adviser, The
Berkeley Group and John Hancock Funds,
LLC (June 2007-Present); Chief Operating
Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007-
Present); Director, Executive Vice
President and Chief Financial Officer, the
Adviser, The Berkeley Group and John
Hancock Funds, LLC (until June
2007);Executive Vice President and Chief
Financial Officer, John Hancock
Investment Management Services, LLC
(since 2005), Vice President and Chief
Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock
Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock
Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock
Trust (2005-June 2007); Vice President
and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005);
Vice President, Operations Manulife Wood
Logan (2000-2004).

Charles A. Rizzo	Chief	2007	Chief Financial Officer, John Hancock Funds,	N/A
1957	Financial		John Hancock Funds II, John Hancock Funds III
	Officer		and John Hancock Trust (June 2007-Present);
Assistant Treasurer, Goldman Sachs Mutual
Fund Complex (registered investment
companies) (2005-June 2007); Vice President,
Goldman Sachs (2005-June 2007); Managing
Director and Treasurer of Scudder Funds,
Deutsche Asset Management (2003-2005);
Director, Tax and Financial Reporting,
Deutsche Asset Management (2002-2003); Vice
President and Treasurer, Deutsche Global Fund
Services (1999-2002).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Funds’ Board of Trustees currently has four standing Committees: the Audit and Compliance Committee, the Governance Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not “interested persons” of the Funds.

The Audit and Compliance Committee members are Messrs. Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit and Compliance Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit and Compliance Committee. The Audit and Compliance Committee recommends to the full board auditors for the Funds, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit and Compliance Committee held four meetings during the fiscal year ended August 31, 2007.

The Governance Committee members are all of the independent trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee’s reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee’s business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Funds and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Funds and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee’s ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee held four meetings during the fiscal year ended August 31, 2007.

As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Funds anticipate that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Funds. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder’s candidate among the slate of nominees, the candidate’s name will be placed on the Funds’ proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board’s designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder’s candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Funds’ proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Funds at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Funds.


The Contracts/Operations Committee members are Messrs. Carlin, Cunningham and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2007.


The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2007.

The following table provides a dollar range indicating each Trustee’s ownership of equity securities of the Funds, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2006.

Aggregate Dollar Range of
	Dollar Range of Fund Shares Owned		holdings in John Hancock
Name of Trustee	by Trustee (1)		funds overseen by Trustee (1)

Independent Trustees	MA Tax-Free	NY Tax-Free

James F. Carlin	none	none	Over $100,000

Richard P. Chapman, Jr. (2)	$1-$10,000	none	Over $100,000

William H. Cunningham	none	none	Over $100,000

Ronald R. Dion(3)	none	none	Over $100,000

Charles L. Ladner	none	none	Over $100,000

Dr. John A. Moore	none	none	Over $100,000

Patti McGill Peterson	none	$1-$10,000	Over $100,000

Steven R. Pruchansky	none	none	Over $100,000

Non-Independent Trustee

James R. Boyle	none	none	$10,001-$50,000

(1) These Funds do not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest his or her fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2006, the respective “Dollar Range of Fund Shares Owned by Trustee” and the “Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee” would be as follows: For the Massachusetts Tax-Free Income Fund: $1-10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion(3), none and over $100,000 for Dr. Moore; none and over $100,000 for Ms. McGill Peterson, and none and over $100,000 for Mr. Pruchansky. For the New York Tax-Free Income Fund: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and over $00,000 for Mr. Ladner, none and over $100,000 for Dr. Moore, $1-$10,000 and over $100,000 for Ms. McGill Peterson and none and over $100,000 for Mr. Pruchansky.

(2) Mr. Chapman retired as of March 20, 2007.

(3) Mr. Dion, former Chairman of the Board of Trustees, passed away on November 30, 2007.


The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Funds for their services.

			Total Compensation From
	Aggregate Compensation		the Fund and John
	from the Fund (1)		Hancock Fund Complex to
Independent Trustees	MA Tax-Free	NY Tax-Free	Trustees (2)
James F. Carlin	$ 487	$ 275	$ 125,250
Richard P. Chapman*+	146	83	126,250
William H. Cunningham*	487	275	193,250
Ronald R. Dion*++	1,018	571	265,250
Charles L. Ladner*	490	277	194,250
Dr. John A. Moore*	577	325	146,250
Patti McGill Peterson*	491	277	126,500
Steven R. Pruchansky*	575	324	145,250
Total	$4,271	$2,407	$1,322,250

(1) Compensation is for the fiscal year ended August 31, 2007.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2006. As of this date, Messrs. Carlin, Chapman+, Dion++, Moore, Pruchansky and Ms. Peterson served on fifty-three funds in the John Hancock Fund Complex. Messrs. Ladner and Cunningham served on one-hundred-forty-three funds.

* As of December 31, 2006 the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $83,750, Mr. Cunningham was $170,724, Mr. Dion++ was $579,423, Mr. Ladner was $85,936, Dr. Moore was $325,332, Ms. McGill Peterson was $70,782 and Mr. Pruchansky was $330,220 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the “Plan”).

+ Mr. Chapman retired as of March 20, 2007.

++ Mr. Dion passed away on November 30, 2007.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser or an affiliate of the Adviser serves as investment adviser.

Massachusetts Tax-Free Income Fund


As of December 3, 2007, the officers and Trustees of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds. As of that date, to the Funds’ knowledge, the following shareholders beneficially owned 5% or more of the outstanding shares of each Class of the Funds:

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C

MLPF&S For The Sole	9.47%	15.78%	20.39%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

Pershing LLC	--%	--%	5.39%
PO Box 2052
Jersey City, NJ 07303-2052

New York Tax-Free Income Fund

Name and Address of Owners of More	Class A	Class B	Class C
than 5% of Shares

MLPF&S For The	--	11.08%	7.94%
Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

Citigroup Global Markets, Inc.	7.53%	10.58%	6.35%
Attn: Cindy Tempesta 7th Floor
333 West 34th Street
New York NY 1001-2402

RBC Dain Rauscher FBO	--	--	16.85%
Grunebaum Family LTD Partnership
Helen G. Grunebaum
201 E. 66th Street
New York, NY 10065-6451

RBC Dain Rauscher FBO	--	--	10.55%
Helen G. Grunebaum TTEE
E. J. Grunebaum Marital Trust
U/A DTD 6/21/2001
201 E. 66th Street
New York, NY 10065-6451

Stiefel Nicolaus & Co Inc. FBO	--	--	14.15%
Edward J. Stein
501 N. Broadway
St. Louis, MO 63102-2131

UBS Financial Services, Inc.	--	--	5.50%
Lois R. Segal & Ben Ziskin TTEES for
Sonya J. Siegal Credit Shelter Tr
UAD 6/25/92
3 Highland Road
Amsterdam, NY 12010-2501

NFS LLC FBO	--	5.57%	--
Theresa Giammarinaro
571 Muncy Road
West Islip, NY 11795-1813

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed approximately $33 billion in open-end funds, closed-end funds, private accounts and retirement plans and related party assets for individual and institutional investors as of September 30, 2007. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, MFC Global (U.S.) located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of September 30, 2007 had approximately $33.4 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).


The Board of Trustees appointed MFC Global (U.S.) as Sub-Adviser to the Funds effective December 31, 2005. As of that date, the investment personnel of the Adviser were reassigned to MFC Global (U.S.). The Adviser will continue to serve as investment adviser to the Funds and will be responsible for the supervision of MFC Global (U.S.)’s services to the Funds.

Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser which was approved by the Funds’ shareholders. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser, will: (a) furnish continuously an investment program for each Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of each Fund’s operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and each of the Funds have entered into Sub-Advisory Agreements with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Funds and the composition of each Fund’s portfolio and furnishing the Funds with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to each

Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of each Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, each Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate

First $250 million	0.500%
Next $250 million	0.450%
Next $500 million	0.425%
Next $250 million	0.400%
Amounts over $1,250,000,000	0.300%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Funds’ expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover other payments to the extent that, at the end of any fiscal year, each Fund’s actual expenses at year end fall below this limit.


For the Massachusetts Tax-Free Income Fund, for the fiscal years ended August 31, 2005, 2006 and 2007, the advisory fee paid to the Fund’s Adviser amounted to $510,595, $515,873 and $523,770, respectively.

For the New York Tax-Free Income Fund, for the fiscal years ended August 31, 2005, 2006 and 2007, the advisory fee paid to the Fund’s Adviser amounted to $330,990, $310,313 and $290,142 respectively.


As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Funds) pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of each Fund as follows:

Average Daily Net Assets	Annual Rate

First $250 million	0.200%
Next $250 million	0.200%
Next $500 million	0.150%
Next $250 million	0.150%
Amounts over $1,250,000,000	0.150%

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for the purchase or sale of securities by the Adviser or Sub-Adviser for the Funds for other funds or clients, for which the Adviser or Sub-Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

Under the Advisory Agreements, the Funds may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, each Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the “Life Company”) may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) and the initial approval of the Sub-Advisory Agreement was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the respective Fund and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.


Advisers and Sub-Advisers - Other Business Relationships. A description of business relationships among the Adviser, the Sub-Adviser, John Hancock Investment Management Services, Inc. (JHIMS)1, other John Hancock Funds’ subadvisers and Manulife Financial Corporation’s (“Manulife”) affiliates is below:

Business Arrangement between JHIMS and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). As a part of the overall business arrangement between JHIMS and GMO under which JHIMS has obtained exclusive rights to certain GMO investment management services for up to five years, JHIMS has agreed that under certain circumstances it (and not JHF II2, JHF III3 or JHT4 or a particular fund) will pay to GMO a specified amount (up to $25 million if the GMO subadvisory agreement is terminated within a five year period from the date of its effectiveness. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to each fund and its shareholders, it will not recommend to the Board of Trustees to terminate the applicable GMO subadvisory agreement or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Neither JHF III, JHT nor JHF II is a party to any of these arrangements, and they are not binding upon JHF III, JHT, JHF II, the funds subadvised by GMO or the Board of Trustees of JHF III/JHT/JHF II. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of the GMO agreement for as long as the termination provisions described above remain in effect.

Independence Investment LLC (“Independence”) Business Arrangement. On May 31, 2006 a subsidiary of Manulife entered into an agreement with the parent of Convergent Capital Management (“Convergent”) pursuant to which substantially all of the assets of Independence, a subsidiary of Manulife, were transferred to a newly formed subsidiary (“New Independence”) of Convergent (the “Transaction”). Prior to the closing of the Transaction, Independence was the subadviser to the Growth and Income Trust and Small Cap Trust, each a series of John Hancock Trust, and the Small Cap Fund, a series of JHF II (collectively, the “Funds”) and at the closing of the Transaction New Independence became the subadviser to the Funds.

The Transaction was structured as a sale of assets. At closing Convergent paid Manulife approximately $25 million (subject to adjustment). In addition, Convergent will also make contingent payments to Manulife on certain anniversary dates of the closing if the revenue received by New Independence from the management of proprietary accounts of Manulife and its affiliates or accounts for which Manulife or its affiliates act as investment adviser meet certain revenue targets. Consequently, while the contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to any of the Funds, the revenues earned by New Independence as a result of its subadvisory relationship with respect to the Funds would count towards the revenue target necessary to earn the contingent payments. The maximum amount of contingent payments is $10 million. Nothing in the agreement between Manulife and Convergent imposes any limitations upon the rights of JHIMS to recommend termination of the New Independence Subadvisory Agreements.

Pzena Investment Management, LLC (“Pzena”) Agreement for the JHF III Classic Value Mega Cap Fund. JHIMS and Pzena have entered into an agreement regarding the new Classic Value Mega Cap Fund, a JHF III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

Epoch Investment Partners, Inc. (“EPOCH”) Agreement for the JHF III Global Shareholder Yield Fund. JHIMS and EPOCH have entered into an agreement regarding the new Global Shareholder Yield Fund, a JHF III fund, under which EPOCH has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Global Shareholder Yield Fund for a certain period of time. In the event EPOCH should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Global Shareholder Yield Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

Advisory and Sub-Advisory Relationships with Other Funds. JHIMS is also the investment adviser for all of the series of John Hancock Funds II (“JHF II”) and John Hancock Trust (“JHT”).

The following John Hancock Funds’ (JHF5) subadvisers are also subadvisers to JHF II and JHT:

1. Sustainable Growth Advisers, LP is the subadviser to the U.S. Global Leaders Growth Fund/Trust.

2. Pzena is the subadviser to the Classic Value Fund/Trust.

3. MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Index 500 Fund, 500 Index Trust, 500 Index Trust B, Money Market Fund/Trust, Money Market Trust B, Mid Cap Index Fund/Trust, Pacific Rim Fund/Trust, Quantitative All Cap Fund/Trust, Quantitative Mid Cap Fund/Trust, Quantitative Value Fund/Trust, Small Cap Index Fund/Trust, Total Stock Market Index Fund/Trust, Absolute Return Portfolio/Trust, Lifestyle Portfolios/Trusts, Lifecycle Portfolios, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.

4. MFC Global (U.S.), LLC (“MFC Global (U.S.)) (formerly, “Sovereign Asset Management”) is the subadviser to the Active Bond Fund/Trust, Emerging Growth Fund/Trust, Strategic Income Fund/Trust, High Income Fund/Trust, Small Cap Intrinsic Value Trust.

5. GMO is the subadviser to the Growth Fund/Trust, Growth & Income Fund, Growth Opportunities Fund/Trust, International Growth Fund/Trust, Intrinsic Value Fund/Trust, Managed Fund/Trust, U.S. Multi Sector Fund/Trust, Value Opportunities Fund/Trust, U.S. Core Trust and International Core Trust.

6. Independence is the subadviser to the Small Cap Fund/Trust, Growth & Income Trust.

7. Deutsche Investment Management Americas Inc. (“Deutsche”) is the subadviser consultant to Lifestyle Portfolios/Trust, Lifecycle Portfolios.

John Hancock Freedom 529. The John Hancock Freedom 529 is a national multimanaged Section 529 education savings plan. Several of the portfolios offered by John Hancock Freedom 529 are managed by JHA and Pzena is the subadviser.

John Hancock Private Client Group. MFC Global (U.S.) provides investment advisory services to the John Hancock Private Client Group which services separately managed accounts sponsored by broker dealers.

Management of John Hancock/Manulife Assets. Several of the affiliated subadvisers such as MFC Global (U.S.A.) and MFC Global (U.S.) provide investment advisory services to John Hancock/Manulife for “on balance sheet assets.”

Affiliates of Subadvisers That Distribute John Hancock Products. Affiliates of the following John Hancock Funds subadvisers also distribute other John Hancock products: 1. Deutsche (Alex Brown and Scudder) 2. Independence (City National) 3. John Hancock Financial Network (affiliate of JHIMS, MFC Global (U.S.) and MFC Global (U.S.A.))

1 John Hancock Investment Management Services, LLP (JHIMS), a registered investment adviser.

2 John Hancock Funds II (JHF II), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

3 John Hancock Funds III (JHF III), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

4 John Hancock Trust (JHT), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940; and

5 John Hancock Funds (JHF), consists of fifteen Massachusetts business trusts organized under the laws of The Commonwealth of Massachusetts and are open-end investment management companies registered under the Investment Company Act of 1940; and includes nine closed-end investment management companies

Accounting and Legal Services Agreement. The Trust, on behalf of the Funds is a party to an Accounting and Legal Services Agreement with the Adviser and its affiliates. Pursuant to this Agreement, the Adviser provides each Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 2005, 2006 and 2007, the Massachusetts Tax-Free Income Fund paid the Adviser $24,360, $20,556 and $12,662 respectively, for services under this Agreement. For the fiscal years ended August 31, 2005, 2006 and 2007, the New York Tax-Free Income Fund paid the Adviser $15,708, $12,534 and $7,045 respectively, for services under this Agreement.


Proxy Voting. The Trust’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser’s proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of the Subadviser are set forth in Appendix D to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, the Trust’s Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

(a) voting pursuant to the recommendation of a third party voting service;

(b) voting pursuant to pre-determined voting guidelines; or

(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-today investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Massachusetts Tax-Free Income Fund

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

Dianne M. Sales, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $932 million.
Other Pooled Investment Vehicles: None
Other Accounts: None

Frank A. Lucibella, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $932 million.
Other Pooled Investment Vehicles: None
Other Accounts: None

New York Tax-Free Income Fund

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

Dianne M. Sales, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $980 million.
Other Pooled Investment Vehicles: None
Other Accounts: None

Frank A. Lucibella, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $980 million.
Other Pooled Investment Vehicles: None

Other Accounts: None

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Funds do not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Funds as well as one or more other accounts. The Adviser and the Sub-Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser and Sub-Adviser have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.

• A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Sub-Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

• A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Sub-Adviser generally require that such trades be “bunched”, which means that the trades for the individual accounts are aggregated and each account receives the same price.

There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

• A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the

Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Sub-Adviser receives a performance-based fee with respect to one of the other accounts managed by a portfolio manager.

• A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

• If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. In making portfolio manager assignments, the Sub-Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior investment professionals, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.


• Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.


• Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

 - Investment Performance: The investment performance of all accounts managed by the investment professional over one-, three- and five-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

- The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Sub-Adviser.


- Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser’s business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

• Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.

The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.


Share Ownership by Portfolio Managers. The following table indicates as of August 31, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:


A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
	MA Tax-Free Income Fund	NY Tax-Free Income Fund

Dianne M. Sales, CFA	C	A

Frank A. Lucibella, CFA	C	A

DISTRIBUTION CONTRACTS

The Funds have a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. John Hancock Funds accepts orders for the purchase of the shares of the Funds that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of the Funds’ shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B and Class C, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions (sales charges) for sales of the Massachusetts Tax Free Income Fund’s Class A shares for the fiscal years ended August 31, 2005, 2006 and 2007 were, $201,390, $162,478 and $107,778 respectively. Of such amounts $25,930, $20,660 and $14,560 were retained by John Hancock Funds in 2005, 2006 and 2007, respectively. Total underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years May 31, 2005, 2006 and 2007 were $0, $0 and $0 respectively. No Class C commissions were retained by John Hancock Funds; the remainder of the underwriting commissions were paid/reallowed to Selling Firms.

Total underwriting commissions (sales charges) for sales of the New York Tax-Free Income Fund’s Class A shares for the fiscal years ended August 31, 2005, 2006 and 2007 were $63,633, $42,712 and $42,385, respectively, and $8,384, $5,134 and $5,434, respectively, were retained by John Hancock Funds in 2005, 2006 and 2007, respectively. Total underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended August 31, 2005, 2006 and 2007 were $0, $0 and $0, respectively. No Class C commissions were retained by John Hancock Funds.

The Funds’ Trustees adopted Distribution Plans with respect to each class of shares (the “Plans”), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A, 1.00% for Class B and Class C shares of the Funds’ average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of each Fund’s average daily net assets attributable to each class of shares. The distribution fees are used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of the Funds’ shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the Funds’ shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds, LLC is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Funds do not treat unreimbursed expenses under the Class B or Class C as a liability of the Funds because the Trustees may terminate Class B and/or Class C at any time with no additional liability for these expenses to the shareholders and the Funds.

For the Massachusetts Tax-Free Income Fund, for the fiscal period August 31, 2007 an aggregate of $643,968 Distribution Expenses or 4.32% of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal year ended August 31, 2007, an aggregate of $127,923 Distribution Expenses or 1.21% of the average net assets of the Fund’s Class C shares of the Fund were not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.

For the New York Tax-Free Income Fund, for the fiscal year ended August 31, 2007, an aggregate of $557,994 of distribution expenses or 4.63% of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended August 31, 2007, an aggregate of $103,499 distribution expenses or 2.95% of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides each Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of each Fund’s outstanding shares of the applicable class in each case upon 60 days’ written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of each class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Funds. The holders of Class A, Class B, Class C have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of each Fund.

Amounts paid to John Hancock Funds by any class of shares, will not be used to pay the expenses incurred with respect to any other class of shares, provided, however, that expenses attributable to each Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Funds may participate in joint distribution activities with other funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended August 31, 2007, the Funds paid John Hancock Funds the following amounts of expenses in connection with their services for each Fund.

Expense Items
Massachusetts Tax-Free Income Fund

		Printing and
		Mailing of		Expenses of	Interest
		Prospectus to	Compensation	John	Carrying or
		New	to Selling	Hancock	Other Finance
	Advertising	Shareholders	Firms	Funds	Charges
Class A	$12,077	$ 965	$94,573	$129,110	$-0-
Class B	$13,094	$ 446	$56,992	$ 78,373	$-0-
Class C	$ 4,005	$ 306	$68,389	$ 36,852	$-0-

Expense Items
New York Tax-Free Income Fund

		Printing and
		Mailing of		Expenses of	Interest
		Prospectus to	Compensation	John	Carrying or
		New	to Selling	Hancock	Other Finance
	Advertising	Shareholders	Firms	Funds	Charges
Class A	$3,010	$ 107	$54,080	$69,190	$-0-
Class B	$6,538	$ 92	$52,349	$62,169	$-0-
Class C	$ 643	$ 58	$20,338	$16,807	$-0-

SALES COMPENSATION

As part of their business strategies, the Fund, along with The Distributor, pays compensation to Selling Firms that sell the Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund’s assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the “Distribution Contracts” and “Deferred Sales Charge on Class B and Class C Shares” in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown in the “First Year Brokerage or Other Selling Firm Compensation Chart”.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Funds, the Selling Firm receives a reallowance/payment/commission as described in the “First Year Brokerage or Other Selling Firm Compensation” chart. The Selling Firm also receives the first year’s 12b-1 service fee at this time.

Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.

Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. In addition to sales charges, which are payable by shareholders, or Rule 12b-1 distribution fees which paid by the Funds, The funds’ principal distributor John Hancock Funds, LLC (“John Hancock Funds”) may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds’ efforts to promote the sale of the funds’ shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.


As of September 30, 2007, the following member firms of the Financial Industry Regulatory Authority (FINRA) (formerly, NASD) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.	A. G. Edwards & Sons, Inc.

AIG Financial Advisors, Inc.	Ameriprise Financial Services, Inc.

AIG American General Securities	AIG FSC Securities Corporation

AIG Royal Alliance Associates, Inc.	AXA Advisors, LLC

Berthel, Fisher & Co. Financial Services,	Centaurus Financial
Inc.

Cambridge Investment Research	Citigroup Global Markets Inc.

Commonwealth Financial Network	CUSO Financial Services, L.P.

Fidelity Investments	Crown Capital Securities, L.P.

First Tennessee Brokerage, Inc.	E*Trade Clearing, LLC

Girard Securities	Ferris, Baker, Watts Incorporated

Harbour Investments Inc.	H.D. Vest Investment Services

Huntington Investment, Co.	ING Financial Partners, Inc.

ING Financial Network Investment Corp.	ING Multi-Financial Securities Corporation

Investacorp, Inc.	ING PrimeVest Financial Services, Inc.

Janney Montgomery Scott LLC	Investment Professionals, Inc.

John Hancock Financial Services	J.J.B. Hilliard, W. L. Lyons, Inc.

LPL Associated Securities Corporation	Investment Professionals, Inc.

LPL Uvest Financial Services Group, Inc.	LPL Linsco/Private Ledger Corp

Lincoln Financial Advisors Corporation	LPL Mutual Service Corporation

Merrill, Lynch, Pierce, Fenner & Smith	LPL Waterstone
Incorporated

Morgan Stanley & Co., Incorporated	NPH National Planning Corporation

NFP Securities	NPH Invest Financial Corporation

Raymond James & Associates, Inc.	NPH Investment Center of America, Inc.

Robert W. Baird & Co. Incorporated	NPH SII Investments, Inc.

Stifel, Nicolaus & Company, Incorporated	Oppenheimer & Co., Inc.

TD Waterhouse	RBC Dain Rauscher Inc

UBS Financial Services, Inc.	Securities America, Inc,

Wachovia Securities, LLC	Transamerica Financial Advisors, Inc

Wells Fargo Investments, LLC

John Hancock Funds also has arrangements with intermediaries that are not members of the FINRA (formerly, NASD).

Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the John Hancock Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, the a firm may agree to participate in the distributor’s marketing efforts of John Hancock Funds by allowing us it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your a firm with an incentive to favor the funds.

The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.

Other Cash Payments. From time to time, John Hancock Funds, at its expense, may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock Funds to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

John Hancock Funds and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.

First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	Compensation
Class A investments	price) (1)	commission (2)	service fee (3)	(4)(5)
Up to $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	3.00%	2.26%	0.25%	2.50%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%

Investments of Class A shares
of $1 million or more

First $1M - $4,999,999	--	0.75%	0.25%	1.00%
Next $1 - $5M above that	--	0.25%	0.25%	0.50%
Next $1 or more above that	--	0.00%	0.25%	0.25%

Investments of Class A shares
by certain Retirement Plans
(6)

First $1 - $4,999,999	--	0.75%	0.25%	1.00%
Next $1 - $5M above that	--	0.25%	0.25%	0.50%
Next $1 or more above that	--	0.00%	0.25%	0.25%

Class B investments

All amounts	--	3.75%	0.25%	4.00%
Class C investments

All amounts	--	0.75%	0.25%	1.00%


(1) See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2) For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible asses. Monthly payments are made in arrears. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears.

(4) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

 (5) Underwriter retains the balance.

(6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of $1 million or more, purchases by employer sponsored defined contribution retirement plans investing $1 million or more, or with 100 or more eligible employees at the time of purchase.

CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each class of the Funds is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class’s net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Funds’ NAVs are not calculated. Consequently, the Fund’s portfolio securities may trade and the NAVs of the Fund’s redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

For purposes of calculating the net asset value (“NAV”) of the Fund’s shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Funds’ net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Short-term debt investments which have a remaining maturity of 60 days or less are may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Funds are restricted as to resale, the fair value of such securities is generally determined as the amount which the Funds could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Funds are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the “contingent deferred sales charge or CDSC”). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Fund’s best interest.

The sales charges applicable to purchases of Class A shares of the Funds are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Funds, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, or Class C of the John Hancock mutual funds owned by the investor (see “Combination and Accumulation Privileges” below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privileges” below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charges (“CDSC”) to various individuals and institutions as follows:

• A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

• A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

• Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

• Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

• Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock Funds back to the original account type from which it was converted.

• Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

• A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

• Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

• Retirement plans investing through the PruSolutionssm program.

• Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

• Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate

First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%

As of July 15, 2004, no initial sales charge is imposed on Class C shares.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, and Class C shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI; however, the original sales charge will not be recalculated for this previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge (“CDSC”) at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

•Proceeds of 50 shares redeemed at $12 per share (50 x 12)	$600.00
•*Minus Appreciation ($12 - $10) x 100 shares	(200.00)
•Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)
•Amount subject to CDSC	$280.00

*The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below: For all account types:

* Redemptions made pursuant to the Funds’ right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruSolutionssm program.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For retirement Accounts (such as traditional, Roth and Coverdell ESAs , SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

* Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

Please see matrix for some examples.

401 (a) Plan
(401 (k), MPP,
PSP) 457 &
Type of	408 (SEPs &			IRA, IRA	Non-
Distribution	Simple IRAs)	403 (b)	457	Rollover	retirement

Death or	Waived	Waived	Waived	Waived	Waived
Disability

Over 70 ½	Waived	Waived	Waived	Waived for	12% of
				required	account value
				minimum	annually in
				distributions*	periodic
				or 12% of	payments
account value
annually in
periodic
payments

Between 59 ½	Waived	Waived	Waived	Waived for	12% of
and 70 ½				Life	account value
				Expectancy	annually in
				or 12% of	periodic
				account value	payments
annually in
periodic
payments

Under 59 ½	Waived for	Waived for	Waived for	Waived for	12% of
(Class B and	annuity	annuity	annuity	annuity	account value
Class C only)	payments (72t)	payments	payments	payments	annually in
	or 12% of	(72t) or 12%	(72t) or 12%	(72t) or 12%	periodic
	account value	of account	of account	of account	payments
	annually in	value	value	value
	periodic	annually in	annually in	annually in
	payments	periodic	periodic	periodic
		payments	payments	payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of	Not Waived	Not Waived	Not Waived	Not Waived	N/A
Plan

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified	Waived	Waived	Waived	N/A	N/A
Domestic
Relations Orders

Termination of	Waived	Waived	Waived	N/A	N/A
Employment
Before Normal
Retirement Age

Return of Excess	Waived	Waived	Waived	Waived	N/A

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Funds must redeem their shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange. If a retirement plan exchanges the plan’s Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See “TAX STATUS”.

Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder’s cost, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Class A, Class B and Class C Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Each Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of shares will be treated for tax purposes as described under the caption “TAX STATUS”.

Retirement plans participating in Merrill Lynch’s or the Princeton Retirement Group, Inc.’s servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).


Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.

These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:

1) The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2) The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3) The funds will require certain signed disclosure documentation in the event:

• You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

• You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.


PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Funds for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Funds for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the respective Fund and/or John Hancock Funds, LLC (the Funds’ principal distributor).

DESCRIPTION OF THE FUNDS’ SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional

Information, the Trustees have authorized the issuance of two series of shares – John Hancock Massachusetts Tax-Free Income Fund and the John Hancock New York Tax-Free Income Fund. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of each series, designated as Class A, Class B and Class C.

The shares of each class of the Funds represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of each Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Funds no longer issue share certificates. Shares are electronically recorded.

Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class: (ii) Class B and Class C shares will pay higher distribution and service fees than Class A; (iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the respective Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. The Funds shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could be, under certain circumstances, held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Fund’s assets for all losses and expenses of any Fund shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Funds reserve the right to reject any application which conflicts with the Funds’ internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Funds may generally be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts and estates.

TAX STATUS

The Funds are treated as separate entities for accounting and tax purposes, have qualified as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intend to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Funds will not be subject to Federal income tax on their taxable income (including net realized capital gains) which are distributed to shareholders in accordance with the timing requirements of the Code.

The Funds will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Funds expect to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, each Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Funds intend to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, if available, the exemption of such interest from Massachusetts or New York State and New York City personal income taxes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of each Fund's distributions attributable to interest each Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of each Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Funds satisfy the applicable requirements, dividends paid by the Funds which are attributable to tax exempt interest on municipal securities and designated by the Funds as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or “related person” thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Funds. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Funds are not deductible to the extent it is deemed related to each Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Funds even though the borrowed money may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Funds may be excluded by each Fund's shareholders from their gross income for federal income tax purposes, each Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Funds, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Funds’ current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Funds that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax- exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Funds’ "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Funds’ "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Funds.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in each Fund’s shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Funds’ current earnings and profits for these purposes. Consequently, the portion, if any, of the Funds’ distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Funds will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Funds for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Funds during the period of their investment in the Funds.

The amount of each Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Funds to dispose of Fund securities and/or engage in options or futures transactions that will generate capital gains. At the time of an investor's purchase of the Funds’ shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Funds’ portfolios. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Funds (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Funds cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Funds within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the amount disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, each Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Funds will not, in any event, distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years’ capital losses, it would be subject to federal income tax in the hands of the Funds. Upon proper designation of this amount by the Funds, each shareholder would be treated for Federal income tax purposes as if the Funds had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Funds and reinvested the remainder in the Funds. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Funds' taxable year falls, (b) be entitled either to a tax credit on his return for, or to a re fund of, his pro rata share of the taxes paid by the Funds and (c) be entitled to increase the adjusted tax basis for his shares in the Funds by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Funds are permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Funds and, as noted above, would not be distributed to shareholders. The Massachusetts Tax-Free Income Fund has no capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. The New York Tax-Free Income Fund has $592,867 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from August 31, 2010 through August 31, 2012.


The Funds’ dividends and capital gain distributions will not qualify as qualified dividend income as provided under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Funds’ dividends and capital gain distributions will not qualify for the corporate dividends-received deduction.

The Funds are required to accrue original issued discount (“OID”) on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Funds to recognize income or gain within a concurrent receipt of cash. However, the Funds must distribute to shareholders for each taxable year substantially all of their net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls and possibly other investments or transactions, are unclear in certain respects, and the Funds will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Funds’ taxable distributions may not be subject to backup withholding if the Funds can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Funds may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Funds invest in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

Certain options and futures transactions undertaken by the Funds may cause the Funds to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Funds. Additionally, the Funds may be required to recognize gain (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Funds’ portfolio. Also, certain of the Funds’ losses on its transactions involving options or futures contracts and/or offsetting or successor Fund positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Funds’ distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Funds may also be subject to state and local taxes, except as described below under "State Income Tax Information." The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Funds and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Funds. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

MASSACHUSETTS STATE INCOME TAX INFORMATION

MASSACHUSETTS TAXES

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

To the extent that exempt-interest dividends paid to shareholders by the Fund are derived from interest on tax-exempt bonds of the Commonwealth of Massachusetts and its political subdivisions or Puerto Rico, the U.S. Virgin Islands or Guam and are properly designated as such, these distributions will be exempt from Massachusetts personal income tax. For Massachusetts personal income tax purposes, dividends from the Fund's taxable net investment income, tax-exempt income from obligations not described in the preceding sentence, and net short-term capital gains in excess of net long-term capital gains, if any, will generally be taxable as ordinary income, whether received in cash or additional shares. However, any dividends that are properly designated as attributable to interest the Fund receives on direct U.S. Government obligations will not be subject to Massachusetts personal income tax. Dividends properly designated as from net capital gain are generally taxable as long-term capital gains, regardless of how long shareholders have held their Fund shares. However, a portion of such a long-term capital gains distribution will be exempt from Massachusetts personal income tax if it is properly designated as attributable to gains realized on the sale of certain tax-exempt bonds issued pursuant to Massachusetts statutes that specifically exempt such gains from Massachusetts taxation. Dividends from investment income (including exempt-interest dividends) and from capital gains will be subject to, and shares of the Fund will be included in the net worth of intangible property corporations for purposes of, the Massachusetts corporation excise tax if received by a corporation subject to such tax.

For Massachusetts personal income tax purposes, long-term capital gains from the sale of a capital asset will be taxed at the same rate as 5.3% (this rate may change in subsequent years). Massachusetts resident individuals, as well as estates or personal trusts subject to Massachusetts income taxation, are subject to this tax structure with respect to redemption, exchanges or other dispositions of their shares of the Fund, assuming that they hold their shares of the Fund as capital assets for Massachusetts tax purposes. If a shareholder of the Fund accounts for a sale of Fund shares using the average basis method for Federal income tax purposes, the shareholder also must account for such sales for Massachusetts tax purposes using the same average basis and must average the holding period for each share sold in the same manner. The resulting average holding period is deemed to be the holding period for all such shares sold and will determine the tax rate to be applied in such cases. The applicable statutory provision does not address the Massachusetts tax treatment of dividends paid by the Fund that are designated and treated as long-term capital gains for Federal income tax purposes. The Massachusetts Department of Revenue (the “DOR”) has issued regulations under which distribution is taxed at the maximum 5% rate unless a mutual fund reports to the DOR and the shareholder within a prescribed time period the portions of the distribution attributable to gains in each separate holding period category, in which case each such portion will be taxed at the rate applicable to the appropriate holding period category. The Fund anticipates that, to the extent practicable, it will provide the appropriate information under the applicable DOR regulations or other administrative positions.

NEW YORK STATE INCOME TAX INFORMATION

The Fund is not subject to Massachusetts Corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

New York Taxes

Exempt-interest dividends derived from interest on tax-exempt bonds of New York State and its political subdivisions and authorities and certain other governmental entities (for example, U.S. possessions), paid by the Fund to New York resident individuals, estates and trusts otherwise subject to these taxes, will not be subject to New York State and New York City personal income taxes and certain municipal tax surcharges.

Dividends, whether received in cash or additional shares, derived from the Fund's other investment income (including interest on U.S. Government obligations and Tax-Exempt Bonds other than those described in the preceding paragraph), and from the Fund's net realized short-term capital gains, are taxable for New York State and New York City personal income tax purposes as ordinary income. Tax surcharges will also apply. Dividends derived from net realized long-term capital gains of the Fund are taxable as long-term capital gains for New York State and New York City personal income tax purposes regardless of the length of time shareholders have held their shares.

Dividends derived from investment income and capital gains, including exempt- interest dividends, will be subject to the New York State franchise tax and the New York City General Corporation Tax if received by a corporation subject to those taxes. Certain distributions may, however, be eligible for a 50% dividend subtraction. Shares of the Fund will be included in a corporate shareholder's investment capital in determining its liability, if any, for these taxes.

New York State and New York City personal income taxes are imposed on "New York taxable income," which is defined, in the case of New York resident individuals, estates and trusts as "New York adjusted gross income" minus the New York deductions and New York exemptions. "New York adjusted gross income", in the case of a New York resident individual, estate or trust, is federal adjusted gross income with certain modifications. Because distributions that qualify as exempt- interest dividends under IRC § 852(b) (5) will be excluded from Federal gross income and adjusted gross income, such distributions will also be excluded from New York adjusted gross income, unless specifically modified by New York law.

New York law requires that New York resident individuals, estates and trusts add certain items to their federal adjusted gross income. One such modification is the addition, to the extent not properly includible in Federal adjusted gross income, of interest income on obligations of any state (or political subdivision of any state) other than New York and its political subdivisions.

The Fund’s dividends (including exempt-interest dividends) and distributions will not be tax-exempt for State and City purposes for corporate investors, so that corporate investors should consult their own tax advisers before investing in the Fund. All investors should consult their own tax advisers regarding the tax provisions described above and any additional taxes to which they may be subject, including but not limited to minimum taxes, tax surcharges, and taxes based on or affected by the ownership of intangible property such as mutual fund shares.

Under New York tax law, a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying dividends which are exempt from the New York State and New York City personal income taxes, such as the Fund, will not be deductible by the investor for New York State and New York City personal income tax purposes.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser or Sub-Adviser’s investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Funds’ trading practices and investments are reviewed periodically by the Sub-Adviser’s Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the officers of the Adviser and Trustees of the Trust who are interested persons of the Funds.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a “spread”. Investments in debt securities are generally traded on a “net” basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Funds’ primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, each Fund’s trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds’ portfolio transactions. To the extent consistent with the foregoing, the Funds will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Funds. The Adviser and Sub-Adviser have implemented policies and procedures (approved by the Fund’s board of Trustees) reasonably designed to ensure that the Funds’ selection of the broker-dealer is not influenced by considerations about the sales of the Funds’ shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Funds may pay to a broker which provides brokerage and research services to the Funds an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. “Commissions”, as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term “brokerage and research services” includes research services received from broker-dealers which supplement the Adviser’s or Sub-Adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser’s or Sub-Adviser’s personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser’s or Sub-Adviser’s staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser and Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser’s research and analysis and that they improve the quality of the Adviser and Sub-Adviser’s investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by the Funds is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Funds or the Adviser or Sub-Adviser’s other clients.

In effecting portfolio transactions on behalf of the Funds and the Adviser’s other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or “step-out”, a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser “stepped-out” would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

While the Adviser and/or the Sub-Adviser will be primarily responsible for the allocation of the Funds’ brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended May 31, 2005, 2006 and 2007, both Funds paid negotiated brokerage commissions of $0, $0, and $0, respectively.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser (“Affiliated Brokers”). Affiliated Brokers may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Funds would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Funds as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser’s indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (“Signator” or an “Affiliated Broker”). The Adviser’s indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) (“JH Distributors” or “Affiliated Broker”). For the fiscal years ended August 31, 2005, 20056and 2007, the Funds paid no brokerage commissions to any Affiliated Broker.

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., P. O. Box 9510, Portsmouth, NH 03802-9510, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Funds pay Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account plus certain out-of-pocket expenses. Expenses for Class A, B, and C shares are aggregated and allocated to each class on the basis of their relative net asset values. The Funds also pays Signature Services monthly a fee which is based on an annual rate of 0.01% of average daily net assets attributable to Class A, Class B and Class C shares.

Prior to January 1, 2006, the Funds paid Signature Services monthly a fee which was based on an annual rate of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account and $18.50 for each class C shareholder account plus certain out-of-pocket expenses. The Funds also paid Signature Services monthly a fee of 0.01% of average daily net assets for Class A, Class B, and Class C shares. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee.


CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The independent registered public accounting firm of the Funds is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers, LLP audits and renders an opinion on the Funds’ annual financial statements and reviews the Funds’ annual Federal income tax return.


LEGAL AND REGULATORY MATTERS

On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Funds, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.

APPENDIX A- Description of Investment Risk

MORE ABOUT RISK

A fund’s risk profile is largely defined by the fund’s principal securities and investment practices. You may find the most concise description of the fund’s risk profile in the prospectus.

A fund is permitted to utilize - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the “Investment Objectives and Policies” and “Investment Restrictions” sections of this Statement of Additional Information for a description of this Fund’s investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the fund will earn income or show a positive total return over any period of time - days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., currency contracts, futures and related options, options on securities and indices, swaps, caps, floors and collars).

Credit risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., non- investment-grade debt securities, borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, repurchase agreements, securities lending, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, options on securities, structured securities and swaps, caps floors and collars).

Currency risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses (e.g., foreign debt securities, currency contracts, swaps, caps, floors and collars).

Extension risk. The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value (e.g. mortgage-backed securities and structured securities).

Interest rate risk. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade debt securities, covered mortgage dollar roll transactions, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, swaps, caps, floors and collars).

Leverage risk. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase

A-1

agreements, covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities, swaps, caps, floors and collars).

• Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

• Speculative. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interest, currency contracts, futures and related options; securities and index options, structured securities, swaps, caps, floors and collars).

Management risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. Common to all mutual funds.

Market risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. covered mortgage dollar roll transactions, short-term trading, when-issued securities and forward commitments, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, restricted and illiquid securities, rights and warrants, financial futures and options; and securities and index options, structured securities).

Natural event risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments (e.g. covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and securities and index options).

Political risk. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., brady bonds and foreign debt securities).

Prepayment risk. The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage backed securities).

Valuation risk. The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, participation interest, structured securities, swaps, caps, floors and collars).

A-2

APPENDIX B

DESCRIPTION OF BOND RATINGS

The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY’S INVESTORS SERVICE, INC.

Aaa: Obligations rated ‘Aaa’ are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated ‘Baa’ are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated ‘Ba’ are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated ‘B’ are considered speculative elements and are subject to high credit risk.

Caa: Obligations rated ‘Caa’ are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

STANDARD & POOR’S RATINGS GROUP

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and

‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE (“Fitch”) Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative.

• ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative.

• For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

• For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC:

• For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

• For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC:

• For issuers and performing obligations, default of some kind appears probable.

• For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).

C:

• For issuers and performing obligations, default is imminent.

• For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD:

• Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D:

• Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

- the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MOODY’S

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR’S

Commercial Paper: A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Dual Ratings - Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Other Considerations - The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

MOODY’S

Short-Term Debt Ratings: There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels ‘MIG 1’ through ‘MIG 3’. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.

STANDARD AND POOR’S

Short-Term Issue: A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

• Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

• Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

APPENDIX C

EQUIVALENT YIELDS:

Tax-Exempt vs. Taxable Yield


The table below shows the effect of the tax status of municipal obligations on the yield received by their holders under the regular federal income tax laws that apply to 2007. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields.

TAX-FREE YIELDS 2007 TAX TABLE

Single Return			Joint Return			Marginal	TAX-EXEMPT YIELD

						Income
(Taxable Income)						Tax Rate	3%	4%	5%	6%	7%	8%	9%

$ 0	-	7,825	$0	-	15,650	10.0%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%
$ 7,826	-	31,850	$15,651	-	63,700	15.0%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%
$ 31,851	-	77,100	$63,701	-	128,500	25.0%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%
$ 77,101	-	160,850	$128,501	-	195,850	28.0%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%
$ 160,851	-	349,700	$195,851	-	349,700	33.0%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%
$ 349,701	-	OVER	$349,701	-	OVER	35.0%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%


It is assumed that an investor filing a single return is not a “head of household,” a “married individual filing a separate return,” or a “surviving spouse.” The table does not take into account the effects of reductions in the deductibility of itemized deductions or the phase out of personal exemptions for taxpayers with adjusted gross incomes in excess of specified amounts. Further, the table does not attempt to show any alternative minimum tax consequences, which will depend on each shareholder’s particular tax situation and may vary according to what portion, it any, of the Fund’s exempt-interest dividends is attributable to interest on certain private activity bonds for any particular taxable year. No assurance can be given that the Fund will achieve any specific tax-exempt yield or that all of its income distributions will be tax-exempt. Distributions attributable to any taxable income or capital gains realized by the Fund will not be tax-exempt.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax-equivalent yields set forth above.

This table is for illustrative purposes only and is not intended to imply or guarantee any particular yield from the Fund. While it is expected that a substantial portion of the interest income distributed to the fund’s shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes.


C-1

APPENDIX D

PROXY VOTING SUMMARY OF ADVISER AND SUB-ADVISER

John Hancock Advisers, LLC
Proxy Voting Policies and Procedures

I. Delegation of Proxy Voting to Subadvisers

A. Delegation

B. Proxy Voting Policies and Procedures

C. Underlying Funds

II. Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting

IV. Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Procedures in the Statement of Additional Information of the Trust

B. Disclosure in Annual and Semi-Annual Report

C. Filing of Proxy Voting Record on Form N-PX

Annual Approval of Proxy Voting Policies and Procedures * * *

I. Delegation of Proxy Voting to Subadvisers

A. Delegation

The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B. Proxy Voting Procedures

Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio’s subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the “Subadviser Proxy Voting Procedures”), are hereby incorporated into these policies and procedures by reference.

Underlying Funds

With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust’s investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser’s proxy voting policies and procedures) when voting such proxies.

If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

II. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and
Proxy Voting Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Policies and Procedures in the Statement of Additional Information

The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

B. Disclosure in Annual and Semi-Annual Report

The Trusts shall disclose in their annual and semi-annual shareholder reports that:

a) a description of the Trusts’ proxy voting policies and procedures and

b) the Trusts’ proxy voting record for the most recent 12 month period ending June 30th, are available:

1. on the SEC’s website, and

2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

C. Filing of Proxy Voting Record on Form N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV. Annual Approval of Proxy Voting Procedures

The Trusts’ proxy voting policies and procedures shall be re-approved by the Trusts’ Boards of Trustees at least annually.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)
formerly known as Sovereign Asset Management LLC

Proxy Voting Summary

We believe in placing our clients’ interests first. Once we invest, we monitor all our clients’ holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients’ investments.

Currently, MFC Global (U.S.) manages open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, MFC Global (U.S.) makes the final decision as to how to vote our clients’ proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, MFC Global (U.S.) will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how MFC Global (U.S.) votes proxies. MFC Global (U.S.)’s other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

MFC Global (U.S.) has hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee’s qualifications. We will support management’s ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders’ interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor’s qualifications.

We will vote for management proposals to ratify the board’s selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants.

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders’ right to: call a special meeting and to eliminate a shareholders’ right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders’ interests.

We will vote against the adoption or amendment of a stock option plan if:

• the compensation committee is not fully independent;

• plan dilution is more than 10% of outstanding common stock;

• company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval;

• the option is not premium priced or indexed, or does not vest based on future performance.

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

• the plan allows stock to be purchased at less than 85% of fair market value;

• this plan dilutes outstanding common equity greater than 10%;

• all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity;

• the potential dilution from all company plans is more than 85%.

With respect to director stock incentive/option plans, we will vote against management if:

• the minimum vesting period for options or time lapsing restricted stock is les than one year;

• the potential dilution for all company plans is more than 85%.

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:

• change the company name;

• approve other business;

• adjourn meetings;

• make technical amendments to the by-laws or charters;

• approve financial statements;

• approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company’s proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

• calling for shareholder ratification of auditors;

• calling for auditors to attend annual meetings;

• seeking to increase board independence;

• requiring minimum stock ownership by directors;

• seeking to create a nominating committee or to increase the independence of the nominating committee;

• seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)
Sovereign Asset Management LLC
Proxy Voting Procedures

The role of the proxy voting service

MFC Global (U.S.) has hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by MFC Global (U.S.). When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of MFC Global (U.S.). When a question arises regarding how a proxy should be voted the coordinator contacts the firm’s investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm’s Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds’ investment adviser. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with MFC Global (U.S.)’s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the MFC Global (U.S.) Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund’s board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when MFC Global (U.S.) must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX E

John Hancock Funds

Description of Portfolio Holdings Disclosure Policy

General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund’s portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund’s policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund’s holdings to any person.

The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer (“CCO”) the responsibility for monitoring the use of nonpublic information and the fund’s and the Adviser’s compliance with this policy.

The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

“Affiliated Persons” are: (a) persons affiliated with the Funds, (b) the Funds’ investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser’s ultimate parent, Manulife Financial Corporation (“MFC”) or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Funds’ custodian and (f) the Funds’ certified public accountants.

“Nonaffiliated Persons” is any person who is not an Affiliated Person.

Public Disclosure. The Funds’ portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition;

(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date; ; number of holdings; turnover; attribution analysis; average credit quality rating; duration for bond funds; currency exposure and currency hedging; AMT exposure; portfolio characteristics

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity.

The information referenced in (1), (2), and (3) above will be available on the funds’ website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

Rating Organizations. Nonpublic Information regarding portfolio holdings is provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. This information is typically provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.

Risk Management, Attribution, Portfolio Analysis Tools. Nonpublic Information regarding portfolio holdings is provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. This information is typically provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.

Proxy Voting Services. Nonpublic Information regarding portfolio holdings is provided to ISS, the fund’s proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund’s portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund’s proxy voting policy. The fund expects that it will continue to provide ISS with such information.

Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund’s portfolio holdings in order to provide the contracted services to the fund.

Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.

Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the “CCO”). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.

Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic

Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.

Changes to Policy

Any material changes to this policy must be approved by the Fund’s Board of Trustees.

Reports to the Trust’s Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to a Fund’s Adviser and Subadvisers

This policy shall apply to the Fund’s Adviser and each of its subadvisers as applicable.

Appendix A

I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds’ investment adviser, or the Fund’s principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.

III. Employees* of the Funds’ custodian who provide services to the Funds.

IV. Employees* and partners of a Fund’s certified public accounting firm who provide services to the Fund.

V. Employees* and partners of a Fund’s legal counsel who provides services to the Fund.

* Includes temporary employees

FINANCIAL STATEMENTS


The financial statements listed below are included in the Funds’ 2007 Annual Reports to Shareholders for the year ended August 31, 2007; (filed electronically on October 29, 2007, accession number 00001010521-07-000735) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Tax-Exempt Series Trust (file nos.811-5079 and 33-12947).

John Hancock Tax-Exempt Series Trust
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund

Statement of Assets and Liabilities as of August 31, 2007
Statement of Operations for the year ended August 31, 2007.
Statement of Change in Net Assets for the period ended August 31, 2007.
Financial Highlights for the period ended August 31, 2007.
Notes to Financial Statements.
Schedule of Investments as of August 31, 2007.
Report of Independent Registered Public Accounting Firm.

The financial statements listed below are included in the Funds’ 2006 Annual Reports to Shareholders for the year ended August 31, 2006; (filed electronically on October 26, 2006, accession number 00001010521-06-000893) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Tax-Exempt Series Trust (file nos.811-5079 and 33-12947).

John Hancock Tax-Exempt Series Trust
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund

Statement of Assets and Liabilities as of August 31, 2006
Statement of Operations for the year ended August 31, 2006.
Statement of Change in Net Assets for the period ended August 31, 2006.
Financial Highlights for the period ended August 31, 2006.
Notes to Financial Statements.
Schedule of Investments as of August 31, 2006.
Report of Independent Registered Public Accounting Firm.

F-1

JOHN HANCOCK TAX-EXEMPT SERIES FUND

PART C

OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01 Indemnification and Exculpation.

(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or

Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

See “Fund Details” in the Prospectuses and “Investment Advisory and Other Services” in the Statement of Additional Information for information regarding the business of the Adviser and the Subadviser. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and the Subadviser, reference is made to the respective Form ADV, as amended, (801-8124) filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.

(b) The following table lists, for each director and officer of John Hancock Funds, LLC, the information indicated.

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
----------------	----------------	---------------

James R. Boyle	Chairman and Director	Trustee
601 Congress Street
Boston, Massachusetts

Keith F. Hartstein	Director, President	President and
601 Congress Street	and Chief Executive Officer	Chief Executive Officer
Boston, Massachusetts

John G. Vrysen	Director, Executive Vice President and	Executive Vice President and
601 Congress Street	Chief Operating Officer	Chief Operating Officer
Boston, Massachusetts

Charles A. Rizzo	None	Chief Financial Officer
601 Congress Street
Boston, Massachusetts

Arthur E. Creel	Senior Vice President	None
601 Congress Street
Boston, Massachusetts

Bruce R. Speca	None	Senior Vice President, Investments
601 Congress Street
Boston, Massachusetts

Andrew G. Arnott	Senior Vice President	Vice President
601 Congress St.
Boston, Massachusetts

Robert M. Boyda	None	Senior Vice President, Investments
601 Congress St.
Boston, Massachusetts

John J. Danello	Vice President and	Vice President, Law
601 Congress Street	Chief Legal Officer
Boston, Massachusetts

Steven E. Medina	None	Vice President, Investments
601 Congress Street
Boston, Massachusetts

Thomas M. Kinzler	Secretary	Secretary and
601 Congress Street		Chief Legal Officer
Boston, Massachusetts

Jeffrey H. Long	Chief Financial Officer	None
601 Congress St.
Boston, Massachusetts

Howard Cronson	Vice President and	None
601 Congress Street	Assistant Treasurer
Boston, Massachusetts

Peter Levitt	Treasurer	None
200 Bloor Street
Toronto, Ontario

Gordon M. Shone	None	Treasurer
601 Congress Street.
Boston, Massachusetts

Michael J. Mahoney	Chief Compliance Officer	None
601 Congress Street
Boston, Massachusetts

Frank V. Knox	None	Chief Compliance Officer
601 Congress Street
Boston, Massachusetts

(c) None.

Item 28. Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805 and by MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC) at its principal executive offices at 101 Huntington Avenue, Boston, MA 02199. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) Not applicable.

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Institutional Series Trust	33-86102	811-8852
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932

CLOSED END FUND	1933 Act Number	1940 Act Number
John Hancock Bank and Thrift Opportunity Fund	-	811-8568
John Hancock Income Securities	-	811-4186
John Hancock Investors Trust	-	811-4173
John Hancock Patriot Premium Dividend Fund II	-	811-05908
John Hancock Patriot Select Dividend Trust	-	811-06107
John Hancock Preferred Income Fund	333-100531	811-21131
John Hancock Preferred Income Fund II	333-101956	811-21202
John Hancock Preferred Income Fund III	333-102734	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	333-108102	811-21416

POWER OF ATTORNEY

The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 11th day of September, 2007.

/s/James R. Boyle /s/John A. Moore James R. Boyle, as Trustee John A. Moore, as Trustee

/s/James F. Carlin /s/Patti McGill Peterson James F. Carlin, as Trustee Patti McGill Peterson, as Trustee

/s/William H. Cunningham /s/Steven R. Pruchansky William H. Cunningham, as Trustee Steven R. Pruchansky, as Trustee

/s/Ronald R. Dion /s/Charles A. Rizzo

Ronald R. Dion, as Chairman and Trustee Charles A. Rizzo, as Chief Financial Officer

/s/Keith F. Hartstein /s/John G. Vrysen

Keith F. Hartstein, as President and Chief Executive John G. Vrysen, as Chief Operating Officer Officer

/s/Charles L. Ladner
Charles L. Ladner, as Trustee

W:\JOHN HANCOCK FUNDS\Regulatory Filings\SEC\485s Post-Effective Amendment\2007\POA - N1A Trustees.doc

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of December 2007.

JOHN HANCOCK TAX-EXEMPT SERIES TRUST

By: *

Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
---------	-----	----

*
------------------------	President and	December 21, 2007
Keith F. Hartstein	Chief Executive Officer

*
------------------------	Executive Vice President
John G. Vrysen	and Chief Financial Officer

/s/Gordon M. Shone	Treasurer
------------------------	(Chief Accounting Officer)
Gordon M. Shone

*
------------------------	Trustee
James R. Boyle

*
------------------------	Interim Chairman and Trustee
James F. Carlin

*
------------------------	Trustee
William H. Cunningham

*
------------------------	Trustee
Charles L. Ladner

*
------------------------	Trustee
John A. Moore

*
------------------------	Trustee
Patti McGill Peterson

*
------------------------	Trustee
Steven R. Pruchansky

By:			December 21, 2007
/s/Alfred P. Ouellette
Alfred P. Ouellette
Attorney-in-Fact, under
Power of Attorney dated
September 11, 2007

C-5

John Hancock Tax-Exempt Series Fund
INDEX TO EXHIBITS

99	.(a)	Articles of Incorporation.	Amended and Restated Declaration of Trust dated
March 8, 2005. ##

99. (a).1 Amendment, effective July 1, 2005, to Declaration of Trust dated March 8, 2005 regarding change of address of principal place of business. ###

99.	(b) By-Laws. Amended and Restated By-Laws dated March 8, 2005. ##

99.	(c) Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.	(d) Investment Advisory Contracts. Investment Management Contract between

John Hancock Advisers, Inc. and the Registrant. *

99.(d).1 Sub-Advisory Agreement dated December 31, 2005 between the Registrant,

John Hancock Advisers, LLC and Sovereign Asset Management LLC. ###

99	.(e)	Underwriting Contracts. Distribution Agreement between John Hancock Broker
Distribution Services, Inc. and the Registrant. *

99.(e).1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution, Inc. and Selected Dealers. #

99.	(f) Bonus or Profit Sharing Contracts. Not Applicable

99.	(g) Custody Agreements. Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001. *** *** **

99	.(h)	Other Material Contracts.	Master Transfer Agency and Service Agreement
		between John Hancock	Funds and John Hancock Signature Services, Inc.
dated June 1, 2007. ### #

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996. ## 99.(h).2 Amendment to Accounting and Legal Services Agreement between John Hancock Advisers, LLC and Registrant as of March 8, 2005.##

99.	(i) Legal Opinion. +

99.	(j) Other Opinions. +

99.	(k) Omitted Financial Statements. Not Applicable.

99.	(l) Initial Capital Agreements. None.

99.	(m) Rule 12b-1 Plan. Amended and Restated Distribution Plan for Class A shares between

John Hancock Tax-Exempt Series Fund and John Hancock Funds, Inc. dated July 1, 1996.***

99.(m).1 Rule 12b-1 Plan. Amended and Restated Distribution Plan for Class B shares between John Hancock Tax-Exempt Series Fund and John Hancock Funds, Inc. dated July 1, 1996.**

99.(m).2 Rule 12b-1 Plan. Amended and Restated Distribution Plan for Class C shares between John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund and John Hancock Funds, Inc. dated April 1, 1998.*******

99.	(n) Financial Data Schedule. Not Applicable

99.	(o) Rule 18f-3 Plan. John Hancock Funds Class A and Class B Multiple Class Plan

Pursuant to Rule 18f-3 dated May 1, 1998.****

99.(o).1 John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Tax-Exempt Series dated April 1, 1999.****** 99.(p) Code of Ethics. John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (each a “John Hancock Adviser”), John Hancock Funds, LLC John Hancock Distributors, LLC, and each open-end and closed-end fund advised by a John Hancock Adviser dated January 1, 2008. ### 99.(p).1 Code of Ethics for the Independent Directors/Trustees of the John Hancock funds dated December 6, 2005.###

*	Previously filed electronically with post-effective amendment no. 10 (file nos.

811-5079 and 33-12947) on December 25, 1995, accession number 0000950156-95-000881.

**	Previously filed electronically with post-effective amendment no. 12 (file nos. 811-5079 and 33-12947) on December 20, 1996, accession number 0001010521-96-000226.

***	Previously filed electronically with post-effective amendment no. 13 (file nos. 811-5079 and 33-12947) on December 23, 1997, accession number 0001010521-97-000441.

***	* Previously filed electronically with post-effective amendment no. 14 (file nos. 811-5079 and

33-12947) on October 13, 1998, accession number 0001010521-98-000347.

***	**	Previously filed electronically with post-effective amendment no. 15 (file nos. 811-5079 and
33-12947) on December 28, 1998, accession number 0001010521-98-000404.

***	***	Previously filed electronically with post-effective amendment no. 16 (file nos. 811-5079 and
33-12947) on January 25, 1999, accession number 0001010521-99-000057.

*******	Previously filed electronically with post-effective amendment no. 17

(file nos. 811-5079 and 33-12947) on December 27, 1999, accession number 0001010521- 99-000399.

***	*** ** Previously filed electronically with post-effective amendment no. 19 (file nos. 811-5079 and 33-12947) on October 30, 2001, accession number 0001010521-01-500240.

  Previously filed electronically with post-effective amendment no. 25 (file nos. 811-5079 and 33-12947) on December 30, 2004, accession number 0001010521-04-000321.
  Previously filed electronically with post-effective amendment no. 26 (file nos. 811-5079 and 33-12947) on December 28, 2005, accession number 0001010521-05-000530.
  Previously filed electronically with post-effective amendment no. 27 (file nos. 811-5079 and 33-12947) on December 27, 2006, accession number 0001010521-06-000990.

### #	Previously filed electronically with post-effective amendment no. 29 (file nos. 811-5079 and
33-12947) on October 12, 2007, accession number 0000928816-07-001465.

+ Filed herewith.